DELAWARE(SM)
INVESTMENTS
--------------

                                                 Delaware Tax-Free Arizona Funds

                                              Delaware Tax-Free California Funds

                                                 Delaware Tax-Free Colorado Fund

                                               Delaware Tax-Free New Mexico Fund

Tax-Exempt Income



                                                              2000 ANNUAL REPORT




                          [Tax-Exempt Income Artwork]

TABLE OF CONTENTS
-----------------

Letter to Shareholders                     1

Portfolio Management
Review                                     3

Performance Summary                        9

Financial Statements

  Statements of Net Assets                15

  Statements of Operations                29

  Statements of Changes in
  Net Assets                              30

  Financial Highlights                    32

  Notes to Financial
  Statements                              50

  Report of Independent
  Auditors                                55


A TRADITION OF SOUND INVESTING SINCE 1929
-----------------------------------------

A Commitment To Our Investors

Experienced
o Our seasoned investment professionals average more than 15 years' experience.
o We began managing investments in 1929 and opened our first mutual fund in 1938. Over the past 70 years, we have weathered a full range of economic and market environments.

Disciplined
o We follow strict investment policies and clear buy/sell guidelines.
o We strive to balance risk and reward in order to provide sound investment alternatives within any given asset class.

Consistent
o We clearly articulate our investment policies and follow them consistently.
o Our commitment to consistency has earned us the confidence of discriminating institutional and individual investors to manage more than $44 billion in assets as of September 30, 2000.

Comprehensive
o We offer more than 70 mutual funds in these asset classes.
  o Large-cap equity                o High-yield bonds
  o Mid-cap equity                  o Investment grade bonds
  o Small-cap equity                o Municipal bonds (23 single-state funds)
  o International equity            o International fixed-income
  o Balanced

o Our funds are available through financial advisers who can offer you individualized attention and valuable investment advice.


Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

(C)Delaware Distributors, L.P.

"WE BELIEVE RISING
TREASURY PRICES
LEFT MUNICIPAL BONDS IN
A POSITION OF
RELATIVE VALUE."


Dear Shareholder


October 9, 2000

Recap of Events - Throughout most of the Funds' fiscal year ended August 31, 2000, the Federal Reserve Board focused on tightening the U.S. money supply, conducting a prolonged series of interest rate hikes. A strong U.S. economy and threatening inflation prompted the Fed to bump up short-term interest rates four times during the period, with the last increase coming on May 16, 2000.

During the fall of 1999, many bond buyers seemed to be ignoring municipal bonds in favor of the higher-yielding corporate bonds that were flooding the market. That scenario changed later in our fiscal year when interest rate hikes in February and March, coupled with the U.S. Treasury buyback and turmoil in the U.S. stock market in April, led to a marked increase in demand for the safety of U.S. Treasury securities. We believe rising Treasury prices left municipal bonds in a position of relative value. Investors began to recognize this value as Treasury yields dropped and AAA-rated municipal bond yields exceeded 6% in March (Source Bloomberg). Since then, we have generally seen demand for municipal bonds on the upswing.*

Increased tax revenue resulting from the strong economy and higher borrowing costs resulting from rising interest rates caused many state and local governments to reduce the number of municipal bonds they issued during our fiscal year. This caused demand to exceed supply as we ended our year (Source:
Moody's Investors Service Inc.).

Total Return
For Period Ended August 31, 2000                                     One Year
--------------------------------------------------------------------------------
Delaware Tax-Free Arizona Fund Class A                                +3.68%
--------------------------------------------------------------------------------
Delaware Tax-Free Arizona Insured Fund Class A                        +5.47%
--------------------------------------------------------------------------------
Lipper Arizona Municipal Debt Funds Average (39 funds)                +5.10%
--------------------------------------------------------------------------------
Delaware Tax-Free California Fund Class A                             +5.00%
--------------------------------------------------------------------------------
Lipper California Municipal Debt Funds Average (109 funds)            +6.47%
--------------------------------------------------------------------------------
Delaware Tax-Free California Insured Fund Class A                     +7.10%
--------------------------------------------------------------------------------
Lipper California Insured Municipal Debt Funds Average (23 funds)     +6.99%
--------------------------------------------------------------------------------
Delaware Tax-Free Colorado Fund Class A                               +3.89%
--------------------------------------------------------------------------------
Lipper Colorado Municipal Debt Funds Average (27 funds)               +4.42%
--------------------------------------------------------------------------------
Delaware Tax-Free New Mexico Fund Class A                             +4.36%
--------------------------------------------------------------------------------
Lipper Other States Municipal Debt Funds Average (77 funds)           +4.54%
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index                                  +6.77%
Lehman Brothers Insured Municipal Bond Index                          +7.40%
--------------------------------------------------------------------------------

All performance shown above is at net asset value without the effect of sales charges and assumes reinvestment of all distributions. Performance information for all Fund classes can be found on pages 9 through 14. The Lipper categories represent the average returns of municipal bond funds with similar investment objectives tracked by Lipper (Source: Lipper, Inc.). The unmanaged Lehman Brothers Indexes are composed of bonds with a variety of quality ratings from many states. You cannot invest directly in an index. Past performance does not guarantee future results.

*The U.S. government does not guarantee principal and interest of municipal bonds, unlike Treasuries.

"STATES IN THE WESTERN
REGION OF THE COUNTRY
ESPECIALLY ENJOYED
FISCAL PROSPERITY,
STRONG CREDIT RATINGS
AND HIGH DEMAND FOR
MUNICIPAL BONDS DURING
THE SECOND HALF OF THE
FISCAL YEAR."


[Tax-Exempt Income Artwork]


The flip-flop between supply and demand in the municipal markets happened gradually throughout 2000. The Fed's latest interest rate hike in May supported that trend. By the end of our fiscal year, demand for municipal bonds remained high while municipal bond issuance for 2000 declined by about 19%, a reduction of about $33 billion from the same period one year prior (Source: Thomson Financial).

Long-term interest rates began to decline during the summer months, with the 30-year mortgage rate at 7.64% on August 31, 2000, about three quarters of a percentage point off its spring 2000 high for the year. The average yield on 30-year AAA-rated municipal bonds, which rarely is more than the yield for the 30-year Treasury bond, stood at 5.68% on August 31, 2000. By comparison, the 30-year Treasury bond was yielding 5.66% and two-year Treasury notes 6.16% on August 31, 2000 (Source: Bloomberg).* For municipal bond tax-equivalent yields, see chart on page 8.

Delaware's Municipal Bond Funds for Arizona, California, Colorado and New Mexico struggled during the first half of the fiscal year, but then rode the municipal market rally to strong overall returns as of August 31, 2000. States in the western region of the country especially enjoyed fiscal prosperity, strong credit ratings and high demand for municipal bonds during the second half of the fiscal year.

Market Outlook - We are encouraged by the current market environment. As of this writing, the predominant opinion on Wall Street is that the Fed is firmly in a holding pattern with regard to its actions on interest rates (Source: The Wall Street Journal). Evident slowing in the U.S. economy, which has prompted the Fed to leave rates untouched at its last three meetings, could eventually lead to lesser revenues for states and municipalities. In our opinion, this would likely lead to a general increase in the issuance of municipal bonds.

We believe that municipal bonds will continue to play a role in well-diversified portfolios. In addition, we believe that in an environment where interest rates trend downward, investing in municipal bond funds will be more attractive to investors than buying individual bonds. In such an environment, municipal bond funds, like Delaware's, are holding some slightly older bonds -- many of which were issued at more attractive rates than most new issues coming to market. We thank you for your continued confidence and your commitment to Delaware Investments.

Sincerely,

/s/ Wayne A. Stork                        /s/ David K. Downes
-------------------------                 --------------------------------------
Wayne A. Stork                            David K. Downes
Chairman,                                 President and Chief Executive Officer,
Delaware Investments Family of Funds      Delaware Investments Family of Funds

*The U.S. government does not guarantee principal and interest of municipal bonds, unlike Treasuries.

Andrew M. McCullagh
Senior Portfolio Manager

October 9, 2000

"DURING THE YEAR ENDED
AUGUST 31, 2000, WE
BEGAN TO SEE STRONG
PERFORMANCE IN
MUNICIPAL MARKETS
DESPITE CHANGES IN
INTEREST RATES."


PORTFOLIO MANAGEMENT REVIEW
===========================

The Funds' Results
During the year ended August 31, 2000, we began to see strong performance in municipal markets despite changes in interest rates. While Municipal bond funds cash flows are negative year-to-date, July 2000 brought positive numbers that we hope to see continue, with investors pouring a net $850 million dollars into municipal bond funds (Source: Investment Company Institute).

The year was characterized by a continued diminishing of municipal bond supply, as states, counties and municipalities issued fewer bonds, likely due to strong local economies and tax bases, as well as the dramatic decline in bond refunding. Bond issues for public projects such as water and sewer, transportation and higher education often exhibited strength, while municipal issues often received substantial credit upgrades -- especially among bonds whose principal and interest payments are backed by taxes (Source: Moody's Investors Service).

Healthcare was the one sector in which municipal bonds often faced pressures, possibly as a result of the uncertain future of Medicaid and Medicare during this Presidential election year. Of the 37 credit downgrades Moody's has made to revenue bonds year-to-date, 28 have been to healthcare bonds (Source: Moody's Investors Service). We have continued to limit our investments in this sector. When we do invest, we use careful research and always keep an eye out for undervalued bond issues.

Delaware Tax-Free Arizona Fund and Delaware Tax-Free Arizona Insured Fund Arizona has a diverse economy, which continued to grow rapidly throughout our fiscal period. According to a recent report from the U.S. Commerce Department, Arizona ranked highest in the nation for economic growth. Consumer spending and a surging housing market helped Arizona grow at an annual rate of +7.5% -- surpassing the national average of +3.9% (Source: The Denver Post). Arizona is also experiencing rapid employment and population growth, which have heightened the need for schools, roads and housing (Source: Arizona's Economy -- Eller School of Business and Public Administration). Considering these impressive economic factors, combined with a strong credit rating and moderately low debt, financial conditions in Arizona seem nearly ideal.

The uncertainty surrounding long-term interest rates required us to manage the portfolios' durations. Duration is a common measure of a bond or bond fund's sensitivity to interest rate changes. During the second half of the fiscal year, long-term interest rates began to decline and in response, we began to shorten Delaware Tax-Free Arizona Fund's duration. As of August 31, 2000, the Fund's duration stood at 8.3 years.

Delaware Tax-Free

Arizona Fund

Portfolio Characteristics
August 31, 2000
---------------------------------------------------------------------------
Current 30-Day SEC Yield*                                          +5.37%
---------------------------------------------------------------------------
Average Effective Duration**                                    8.3 years
---------------------------------------------------------------------------
Average Effective Maturity***                                  14.0 years
---------------------------------------------------------------------------
Average Credit Quality                                                BBB
---------------------------------------------------------------------------

*For Class A shares measured according to Securities and Exchange Commission
 (SEC) guidelines. Current 30-day SEC yield as of 8/31/00 for Class B shares was +4.84%. For Class C shares, the 30-day SEC yield was +4.82%.

Delaware Tax-Free

Arizona Insured Fund

Portfolio Characteristics
August 31, 2000
---------------------------------------------------------------------------
Current 30-Day SEC Yield*                                          +4.27%
---------------------------------------------------------------------------
Average Effective Duration**                                    6.5 years
---------------------------------------------------------------------------
Average Effective Maturity***                                   9.4 years
---------------------------------------------------------------------------
Average Credit Quality                                                AAA
---------------------------------------------------------------------------

  *For Class A shares measured according to Securities and Exchange Commission
   (SEC) guidelines. Current 30-day SEC yield as of 8/31/00 for Class B and C shares were both +3.69%.

 **Duration is a common measure of a bond or bond fund's sensitivity to interest rate changes.

***Average effective maturity is the average time remaining until scheduled repayment by issuers of portfolio securities.

In order to remain consistent with Delaware Tax-Free Arizona Insured Fund's objective, we maintained a shorter duration for this Fund than for Delaware Tax-Free Arizona Fund. Since Delaware Tax-Free Arizona Insured Fund's duration was shorter, the Fund was less affected by the interest rates than funds with a longer duration. As of August 31, 2000, the average duration of Delaware Tax-Free Arizona Insured Fund was 6.5 years.

We were able to find an adequate supply of revenue bonds during the period. At the end of our fiscal period, Delaware Tax-Free Arizona Insured Fund was invested heavily in school district revenue bonds. In the Delaware Tax-Free Arizona Fund, housing revenue bonds accounted for 29% of the Fund's portfolio, its largest sector allocation.

Delaware Tax-Free Arizona Fund

Sector Allocation
August 31, 2000

Sector                                                Percentage of Net Assets
------------------------------------------------------------------------------
Housing                                                        28.63%
------------------------------------------------------------------------------
Miscellaneous                                                  20.08%
------------------------------------------------------------------------------
Hospitals                                                      12.15%
------------------------------------------------------------------------------
Higher Education                                                9.76%
------------------------------------------------------------------------------
School Districts                                                9.67%
------------------------------------------------------------------------------
Pollution Control                                               9.64%
------------------------------------------------------------------------------
General Obligation                                              5.20%
------------------------------------------------------------------------------
Lease/Certificates of Participation                             4.87%
------------------------------------------------------------------------------

Delaware Tax-Free Arizona Insured Fund
Sector Allocation
August 31, 2000

Sector                                                Percentage of Net Assets
------------------------------------------------------------------------------
Housing                                                        17.49%
------------------------------------------------------------------------------
General Obligation                                             17.01%
------------------------------------------------------------------------------
Hospitals                                                      14.24%
------------------------------------------------------------------------------
Pre-Refunded/Escrowed to Maturity                              12.33%
------------------------------------------------------------------------------
Higher Education                                                9.63%
------------------------------------------------------------------------------
Power Authority                                                 9.35%
------------------------------------------------------------------------------
Water & Sewer                                                   6.62%
------------------------------------------------------------------------------
Miscellaneous                                                   5.95%
------------------------------------------------------------------------------
Lease/Certificates of Participation                             4.81%
------------------------------------------------------------------------------
Continuing Care/Retirement                                      2.57%
------------------------------------------------------------------------------

Delaware Tax-Free

California Fund

Portfolio Characteristics
August 31, 2000
-------------------------------------------------------------------------
Current 30-Day SEC Yield*                                          +5.11%
-------------------------------------------------------------------------
Average Effective Duration**                                    9.4 years
-------------------------------------------------------------------------
Average Effective Maturity***                                  16.1 years
-------------------------------------------------------------------------
Average Credit Quality                                                BBB
-------------------------------------------------------------------------

*For Class A shares measured according to Securities and Exchange Commission
 (SEC) guidelines. Current 30-day SEC yield as of 8/31/00 for Class B shares was +4.55%. For Class C shares, the 30-day SEC yield was +4.57%.

Delaware Tax-Free

California Insured Fund

Portfolio Characteristics
August 31, 2000
-------------------------------------------------------------------------
Current 30-Day SEC Yield*                                          +4.44%
-------------------------------------------------------------------------
Average Effective Duration**                                    7.6 years
-------------------------------------------------------------------------
Average Effective Maturity***                                  11.4 years
-------------------------------------------------------------------------
Average Credit Quality                                                AAA
-------------------------------------------------------------------------

  *For Class A shares measured according to Securities and Exchange Commission
   (SEC) guidelines. Current 30-day SEC yield as of 8/31/00 for Class B shares was +3.87%. For Class C shares, the 30-day SEC yield was +3.89%.

 **Duration is a common measure of a bond or bond fund's sensitivity to interest rate changes.

***Average effective maturity is the average time remaining until scheduled repayment by issuers of portfolio securities.

Delaware Tax-Free California Fund and Delaware Tax-Free California
Insured Fund

As a result of its improving economy and growing population, California has become the nation's leading state for municipal bond sales (Source: The Bond Buyer). California's positive economic outlook and high resident tax rate have created strong investor demand for California municipal bonds.

California's diverse economy enables it to offer a large variety of municipal bonds. One sector we are particularly interested in is multi-family housing bonds, as we have watched the demand for housing steadily increase over the year. As of August 31, 2000, one of Delaware Tax-Free California Fund's largest sector holdings was housing revenue bonds. This sector accounted for 21% of the Fund's portfolio. Likewise, housing revenue bonds is Delaware Tax-Free California Insured Fund's largest sector and accounted for 27% of the portfolio.

California's per-student funding for secondary education ranks near the bottom nationally. To address the situation, the state has recently started a campaign to reduce class size, which has increased the need for school facilities. A recent multi-billion dollar state general obligation bond issue has provided badly needed money for school construction (Source: Standard & Poor's). Since February 2000, we doubled Delaware Tax-Free California Fund's holdings in school district revenue bonds.

Delaware Tax-Free California Fund
Sector Allocation
August 31, 2000

Sector                                               Percentage of Net Assets
-------------------------------------------------------------------------------
Miscellaneous                                                  23.01%
-------------------------------------------------------------------------------
Housing                                                        21.31%
-------------------------------------------------------------------------------
Hospitals                                                      16.88%
-------------------------------------------------------------------------------
Lease/Certificates of Participation                            12.43%
-------------------------------------------------------------------------------
School Districts                                                8.07%
-------------------------------------------------------------------------------
Higher Education                                                7.41%
-------------------------------------------------------------------------------
Transportation                                                  6.04%
-------------------------------------------------------------------------------
Power Authority                                                 4.85%
-------------------------------------------------------------------------------

Delaware Tax-Free California Insured Fund
Sector Allocation
August 31, 2000

Sector                                               Percentage of Net Assets
-------------------------------------------------------------------------------
Housing                                                        27.33%
-------------------------------------------------------------------------------
Lease/Certificates of Participation                            27.17%
-------------------------------------------------------------------------------
Miscellaneous                                                  25.37%
-------------------------------------------------------------------------------
Transportation                                                 10.05%
-------------------------------------------------------------------------------
Hospitals                                                       6.61%
-------------------------------------------------------------------------------
Water & Sewer                                                   3.47%
-------------------------------------------------------------------------------

Delaware Tax-Free

Colorado Fund

Portfolio Characteristics
August 31, 2000
---------------------------------------------------------------------------
Current 30-Day SEC Yield*                                          +4.92%
---------------------------------------------------------------------------
Average Effective Duration                                      8.1 years
---------------------------------------------------------------------------
Average Effective Maturity***                                  14.1 years
---------------------------------------------------------------------------
Average Credit Quality                                                BBB
---------------------------------------------------------------------------

  *For Class A shares measured according to Securities and Exchange Commission
   (SEC) guidelines. Current 30-day SEC yield as of 8/31/00 for Class B shares was +4.37%. For Class C shares, the 30-day SEC yield was +4.36%.

 **Duration is a common measure of a bond or bond fund's sensitivity to interest rate changes.

***Average effective maturity is the average time remaining until scheduled repayment by issuers of portfolio securities.


[Tax-exempt Income Artwork]

Delaware Tax-Free Colorado Fund

As a result of Colorado's robust economy, the state currently ranks fifth in the nation for economic growth (Source: The Denver Post). According to a recent report produced by the Corporation for Economic Development, Colorado received straight A's for its economic performance, business vitality and development capacity (Source: Rocky Mountain News). Colorado can attribute its strong performance to its low poverty rate, rapid employment growth, and a healthy residential construction industry. Colorado's growing population has lead to an increase in the number of vehicles on the state's highways, causing massive traffic congestion. In an attempt to relieve the crowded road conditions,

Colorado recently approved billions of dollars in highway bonding to expand both roads and mass transit systems (Source: Standard & Poor's). In our opinion, we were able to find good value in the transportation sector and we increased our holdings in transportation revenue bonds from 7% mid-year to 11% as of August 31, 2000.

Delaware Tax-Free Colorado Fund's largest sector allocation was general obligation bonds, at 24%, followed by hospital revenue bonds at 21%. Although their credit quality has been speculative in the past, in our view, hospital revenue bonds in Colorado have been offering a more stable relative value.

Delaware Tax-Free Colorado Fund
Sector Allocation
August 31, 2000

Sector                                               Percentage of Net Assets
------------------------------------------------------------------------------
Miscellaneous                                                  25.87%
------------------------------------------------------------------------------
General Obligation                                             23.59%
------------------------------------------------------------------------------
Hospitals                                                      20.94%
------------------------------------------------------------------------------
Housing                                                        12.77%
------------------------------------------------------------------------------
Transportation                                                 10.61%
------------------------------------------------------------------------------
Lease/Certificates of Participation                             6.22%
------------------------------------------------------------------------------

Delaware Tax-Free

New Mexico Fund

Portfolio Characteristics
August 31, 2000
---------------------------------------------------------------------------
Current 30-Day SEC Yield*                                          +4.91%
---------------------------------------------------------------------------
Average Effective Duration**                                    8.6 years
---------------------------------------------------------------------------
Average Effective Maturity***                                  15.0 years
---------------------------------------------------------------------------
Average Credit Quality                                                BBB
---------------------------------------------------------------------------

  *For Class A shares measured according to Securities and Exchange Commission
   (SEC) guidelines. Current 30-day SEC yield as of 8/31/00 for Class B and C shares were both +4.35%.

 **Duration is a common measure of a bond or bond fund's sensitivity to interest rate changes.

***Average effective maturity is the average time remaining until scheduled repayment by issuers of portfolio securities.

Delaware Tax-Free New Mexico Fund

New Mexico is one of the fastest growing states in the West (Source: New Mexico Development Department). Over the past decade, we have seen retail, manufacturing and technology companies move into New Mexico, leading to broader sector diversification and improved economic conditions.

Historically, New Mexico has relied heavily on revenues from natural resources and mining. Throughout 1999, weakness in the natural resource sector created pockets of economic weakness across the state, especially in the manufacturing and mining sectors. During 2000, however, New Mexico gained several new manufacturing facilities and this sector is expected to gain strength going into 2001 (Source: New Mexico Development Department). Soaring oil and natural gas prices throughout 2000 have resulted in a gradual recovery in the state's natural resources and mining sectors.

Over the years, demand for residential housing has been increasing. We have focused on large single and multi-family housing bonds. As of August 31, 2000, we held almost 30% of the Fund's portfolio in housing issues.

Delaware Tax-Free New Mexico Fund
Sector Allocation
August 31, 2000

Sector                                                Percentage of Net Assets
-------------------------------------------------------------------------------
Housing                                                        29.93%
-------------------------------------------------------------------------------
Miscellaneous                                                  21.65%
-------------------------------------------------------------------------------
Pollution Control                                              13.17%
-------------------------------------------------------------------------------
Higher Education                                               12.95%
-------------------------------------------------------------------------------
Hospitals                                                       9.34%
-------------------------------------------------------------------------------
Highway                                                         4.58%
-------------------------------------------------------------------------------
Power Authority                                                 4.51%
-------------------------------------------------------------------------------
Recreation                                                      3.87%
-------------------------------------------------------------------------------

"IN THE MONTHS AHEAD,

WE ANTICIPATE A POSITIVE

ENVIRONMENT FOR

MUNICIPAL BONDS."




{Tax Exempt Income Artwork]

Outlook

In the months ahead, we anticipate a positive environment for municipal bonds. We think it is possible that the strong performance seen in the first half of 2000 could continue through the fall.

As always with municipal bonds, this depends largely on interest rate trends, as well as supply and demand in the municipal markets. The Federal Reserve Board has promised to remain vigilant about keeping inflation under control and could continue with interest rate increases in the future. As of this writing, however, many analysts and investors alike seem to believe that the Fed may be finished with increases -- at least for the rest of this year. Long-term interest rates, meanwhile, are generally trending downward (Source: Bloomberg).

We feel that a non-inflationary U.S. economy that has less-robust growth is likely to boost the demand for capital funding. This would be a positive for municipal bonds and for the Funds. In our opinion, municipal bond funds will continue to be an important investment vehicle -- which can provide excellent diversification to an investor's portfolio, as well as allowing individual investors to preserve their own capital and generate non-taxable income.*

--------------------------------------------------------------------------------
As of August 31, 2000, the yield on 30-year AAA-rated municipal bonds nationally was 5.68% (Source: Bloomberg). The chart shows what the equivalent yield would be on a taxable investment for investors in each tax bracket.**
--------------------------------------------------------------------------------

30-Year AAA-Rated Municipal Bond
Tax-Equivalent Yields
As of August 31, 2000

Tax-Equivalent Yield

15%            6.68%
28%            7.88%
31%            8.23%
36%            8.88%
39.6%          9.40%

Income Tax Bracket

 *A portion of the income from tax-exempt funds may be subject to the alternative minimum tax.

**Principal and interest of municipal bonds, unlike U.S. Treasury securities, are not guaranteed by the U.S. government. The above illustration is not intended to represent the yield of any mutual fund from Delaware Investments.

FUND BASICS
-----------

Fund Objective
The Fund seeks as high a level of current income exempt from federal and Arizona state personal income taxes as is consistent with preservation of capital.

Total Fund Assets
As of August 31, 2000
$20.66 million

Number of Holdings
18

Fund Start Date
March 2, 1995

Your Fund Manager
Andrew M. McCullagh joined Delaware Investments in 1997 after holding investment management positions at Kirchner, Moore & Co. He holds a bachelor's degree from Washington College and a graduate certificate in public finance from the University of Michigan.

Nasdaq Symbols
Class A  DVAAX
Class B  DVATX
Class C  DVAZX

DELAWARE TAX-FREE ARIZONA FUND PERFORMANCE
------------------------------------------

Growth of a $10,000 Investment

March 2, 1995 through August 31, 2000

                 Mar-95    Aug-95   Feb-96   Aug-96   Feb-97    Aug-97    Feb-98    Aug-98    Feb-99    Aug-99    Feb-00   Aug-00
Lehman Brothers
Municipal Bond
Index            $10,000  $10,469  $10,978  $11,017   $11,583   $12,036  $12,642   $13,077   $13,419   $13,148   $13,140   $14,033

Delaware Tax-
Free Arizona
Fund Class A     $ 9,625  $10,151  $10,867  $11,045   $11,587   $12,084  $12,812   $13,228   $13,359   $13,085   $12,586   $13,564
                                                                                                                             total


Chart assumes $10,000 invested on March 2, 1995 and includes the effect of a 3.75% front-end sales charge and the reinvestment of all dividends and capital gains. Performance of other Fund classes will vary due to differing charges and expenses. Returns plotted on the chart were as of the last day of each successive month. Past performance does not guarantee future results.

Average Annual Total Returns
Through August 31, 2000             Lifetime   Five Years    One Year
----------------------------------------------------------------------
Class A (Est. 3/2/95)
   Excluding Sales Charge            +6.52%      +6.05%       +3.68%
   Including Sales Charge            +5.79%      +5.24%       -0.23%
----------------------------------------------------------------------
Class B (Est. 6/29/95)
   Excluding Sales Charge            +5.24%      +5.29%       +2.82%
   Including Sales Charge            +5.08%      +4.96%       -1.10%
----------------------------------------------------------------------
Class C (Est. 5/13/95)
   Excluding Sales Charge            +5.39%      +5.29%       +2.88%
   Including Sales Charge            +5.39%      +5.29%       +1.90%
----------------------------------------------------------------------


Returns reflect reinvestment of distributions and any applicable sales charges as noted below. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Class B and C share results excluding sales charges assume either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

Class A shares have a 3.75% maximum front-end sales charge and a 12b-1 fee.

Class B shares do not have a front-end sales charge, but are subject to a 1% annual distribution and service fee. They are also subject to a contingent deferred sales charge of up to 4% if redeemed before the end of the sixth year.

Class C shares have a 1% annual distribution and service fee. If redeemed within 12 months, a 1% contingent deferred sales charge applies.

An expense limitation was in effect for all classes of Delaware Tax-Free Arizona Fund during the periods shown. Performance would have been lower if the expense limitation was not in effect.

FUND BASICS
-----------

Fund Objective
The Fund seeks as high a level of current income exempt from federal and Arizona state personal income taxes as is consistent with preservation of capital.

Total Fund Assets
As of August 31, 2000
$149.97 million

Number of Holdings
66

Fund Start Date
April 1, 1991

Your Fund Manager
Andrew M. McCullagh

Nasdaq Symbols
Class A  VAZIX
Class B  DVABX
Class C  DVACX


{Tax-Exempt Income Artwork}

DELAWARE TAX-FREE ARIZONA INSURED
FUND PERFORMANCE

Growth of a $10,000 Investment

April 1, 1991 through August 31, 2000

                  Apr-91     Aug-91    Aug-92    Aug-93    Aug-94    Aug-95    Aug-96    Aug-97    Aug-98    Aug-99     Aug-00
Lehman Brothers
Insured Municipal
Bond Index       $10,000    $10,337   $11,529   $13,046    $12,982  $14,165   $14,933   $16,338   $17,842   $17,790    $19,109

Delaware Tax-
Free Arizona
Insured Fund
Class A          $ 9,625    $10,088   $11,199   $12,902    $12,628  $13,737   $14,491   $15,758   $17,002   $16,940    $17,866

Chart assumes $10,000 invested on April 1, 1991 and includes the effect of a 3.75% front-end sales charge and the reinvestment of all dividends and capital gains. Performance of other Fund classes will vary due to differing charges and expenses. Returns plotted on the chart were as of the last day of each successive month. Past performance does not guarantee future results.

Average Annual Total Returns
Through August 31, 2000                   Lifetime   Five Years    One Year
----------------------------------------------------------------------------
Class A (Est. 4/1/91)
   Excluding Sales Charge                  +6.79%      +5.40%       +5.47%
   Including Sales Charge                  +6.36%      +4.60%       +1.50%
----------------------------------------------------------------------------
Class B (Est. 3/10/95)
   Excluding Sales Charge                  +5.19%      +4.62%       +4.68%
   Including Sales Charge                  +5.04%      +4.28%       +0.68%
----------------------------------------------------------------------------
Class C (Est. 5/26/94)
   Excluding Sales Charge                  +5.14%      +4.56%       +4.68%
   Including Sales Charge                  +5.14%      +4.56%       +3.68%
----------------------------------------------------------------------------

Returns reflect reinvestment of distributions and any applicable sales charges as noted below. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Class B and C share results excluding sales charges assume either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

Class A shares have a 3.75% maximum front-end sales charge and a 12b-1 fee.

Class B shares do not have a front-end sales charge, but are subject to a 1% annual distribution and service fee. They are also subject to a contingent deferred sales charge of up to 4% if redeemed before the end of the sixth year.

Class C shares have a 1% annual distribution and service fee. If redeemed within 12 months, a 1% contingent deferred sales charge applies.

An expense limitation was in effect for all classes of Delaware Tax-Free Arizona Insured Fund during the periods shown. Performance would have been lower if the expense limitation was not in effect.

FUND BASICS
-----------


Fund Objective
The Fund seeks as high a level of current income exempt from federal and California state personal income taxes as is consistent with preservation of capital.

Total Fund Assets
As of August 31, 2000
$43.42 million

Number of Holdings
37

Fund Start Date
March 2, 1995

Your Fund Manager
Andrew M. McCullagh

Nasdaq Symbols
Class A  DVTAX
Class B  DVTFX
Class C  DVFTX

DELAWARE TAX-FREE CALIFORNIA FUND PERFORMANCE
---------------------------------------------

Growth of a $10,000 Investment

March 2, 1995 through August 31, 2000

                 Mar-95    Aug-95   Feb-96   Aug-96   Feb-97    Aug-97    Feb-98    Aug-98    Feb-99    Aug-99    Feb-00   Aug-00
Lehman Brothers
Municipal Bond
Index            $10,000  $10,469  $10,978  $11,017   $11,583   $12,036  $12,642   $13,077   $13,419   $13,148   $13,140   $14,033

Delaware Tax-
Free California
Fund Class A     $ 9,625  $ 9,989  $10,746  $10,711   $11,294   $11,921  $12,694   $13,187   $13,558   $12,984   $12,431   $13,633


Chart assumes $10,000 invested on March 2, 1995 and includes the effect of a 3.75% front-end sales charge and the reinvestment of all dividends and capital gains. Performance of other Fund classes will vary due to differing charges and expenses. Returns plotted on the chart were as of the last day of each successive month. Past performance does not guarantee future results.

Average Annual Total Returns
Through August 31, 2000                    Lifetime   Five Years    One Year
-----------------------------------------------------------------------------
Class A (Est. 3/2/95)
   Excluding Sales Charge                   +6.65%      +6.53%       +5.00%
   Including Sales Charge                   +5.91%      +5.72%       +1.05%
-----------------------------------------------------------------------------
Class B (Est. 8/23/95)
   Excluding Sales Charge                   +6.24%      +5.91%       +4.31%
   Including Sales Charge                   +6.08%      +5.59%       +0.33%
-----------------------------------------------------------------------------
Class C (Est. 4/9/96)
   Excluding Sales Charge                   +5.79%                   +4.22%
   Including Sales Charge                   +5.79%                   +3.22%
-----------------------------------------------------------------------------

Returns reflect reinvestment of distributions and any applicable sales charges as noted below. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Class B and C share results excluding sales charges assume either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

Class A shares have a 3.75% maximum front-end sales charge and a 12b-1 fee.

Class B shares do not have a front-end sales charge, but are subject to a 1% annual distribution and service fee. They are also subject to a contingent deferred sales charge of up to 4% if redeemed before the end of the sixth year.

Class C shares have a 1% annual distribution and service fee. If redeemed within 12 months, a 1% contingent deferred sales charge applies.

An expense limitation was in effect for all classes of Delaware Tax-Free California Fund during the periods shown. Performance would have been lower if the expense limitation was not in effect.

DELAWARE TAX-FREE CALIFORNIA INSURED

Fund Basics
-----------

Fund Objective
The Fund seeks as high a level of current income exempt from federal and California state personal income taxes as is consistent with preservation of capital.

Total Fund Assets
As of August 31, 2000
$30.76 million

Number of Holdings
26

Fund Start Date
October 15, 1992

Your Fund Manager
Andrew M. McCullagh

Nasdaq Symbols
Class A  VCINX
Class B  DVNBX
Class C  DVNCX

FUND PERFORMANCE
----------------

Growth of a $10,000 Investment
October 15, 1992 through August 31, 2000


                                                   Oct-92   Aug-93   Aug-94   Aug-95   Aug-96   Aug-97   Aug-98   Aug-99   Aug-00
Lehman Brothers Insured Municipal Bond Index       10,000   11,392   11,336   12,369   13,040   14,267   15,580   15,534   16,686
Delaware Tax-Free California Insured Fund Class A   9,625   11,128   10,787   11,535   12,224   13,431   14,623   14,335   15,353

Chart assumes $10,000 invested on October 15, 1992 and includes the effect of a 3.75% front-end sales charge and the reinvestment of all dividends and capital gains. Performance of other Fund classes will vary due to differing charges and expenses. Returns plotted on the chart were as of the last day of each successive month. Past performance does not guarantee future results.

Average Annual Total Returns
Through August 31, 2000             Lifetime      Five Years      One Year
-------------------------------------------------------------------------------
Class A (Est. 10/15/92)
   Excluding Sales Charge            +6.12%         +5.89%        +7.10%
   Including Sales Charge            +5.61%         +5.08%        +3.05%
-------------------------------------------------------------------------------
Class B (Est. 3/2/94)
   Excluding Sales Charge            +4.46%         +5.25%        +6.30%
   Including Sales Charge            +4.46%         +4.92%        +2.30%
-------------------------------------------------------------------------------
Class C (Est. 4/12/95)
   Excluding Sales Charge            +4.92%         +5.03%        +6.32%
   Including Sales Charge            +4.92%         +5.03%        +5.32%
-------------------------------------------------------------------------------

Returns reflect reinvestment of distributions and any applicable sales charges as noted below. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Class B and C share results excluding sales charges assume either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

Class A shares have a 3.75% maximum front-end sales charge and a 12b-1 fee.

Class B shares do not have a front-end sales charge, but are subject to a 1% annual distribution and service fee. They are also subject to a contingent deferred sales charge of up to 4% if redeemed before the end of the sixth year.

Class C shares have a 1% annual distribution and service fee. If redeemed within 12 months, a 1% contingent deferred sales charge applies.

An expense limitation was in effect for all classes of Delaware Tax-Free California Insured Fund during the periods shown. Performance would have been lower if the expense limitation was not in effect.


[TAX-EXEMPT INCOME ARTWORK]

DELAWARE TAX-FREE COLORADO

FUND BASICS
-----------

Fund Objective
The Fund seeks as high a level of current income exempt from federal and Colorado state personal income taxes as is consistent with preservation of capital.

Total Fund Assets
As of August 31, 2000
$322.10 million

Number of Holdings
86

Fund Start Date
April 23, 1987

Your Fund Manager
Andrew M. McCullagh

Nasdaq Symbols
Class A  VCTFX
Class B  DVBTX
Class C  DVCTX

FUND PERFORMANCE
----------------

Growth of a $10,000 Investment
August 31, 1990 through August 31, 2000

                                          Aug-90   Aug-91   Aug-92   Aug-93    Aug-94    Aug-95    Aug-96    Aug-97
Lehman Brothers Municipal Bond Index     $10,000  $11,179   $12,400  $13,944   $13,963   $15,201   $15,997   $17,476
Delaware Tax-Free Colorado Fund Class A  $ 9,621  $10,591   $11,691  $13,453   $13,179   $14,279   $15,168   $16,685

                                           Aug-98    Aug-99    Aug-00
Lehman Brothers Municipal Bond Index       $18,987   $19,091   $20,376
Delaware Tax-Free Colorado Fund Class A    $18,318   $18,006   $18,707

Chart assumes $10,000 invested on August 31, 1990 and includes the effect of a 3.75% front-end sales charge and the reinvestment of all dividends and capital gains. Performance of other Fund classes will vary due to differing charges and expenses. Returns plotted on the chart were as of the last day of each successive month. Past performance does not guarantee future results.


Average Annual Total Returns
Through August 31, 2000             Lifetime        10 Years       Five Years       One Year
---------------------------------------------------------------------------------------------
Class A (Est. 4/23/87)
   Excluding Sales Charge            +7.24%          +6.90%          +5.56%          +3.89%
   Including Sales Charge            +6.94%          +6.48%          +4.75%          +0.00%
---------------------------------------------------------------------------------------------
Class B (Est. 3/22/95)
   Excluding Sales Charge            +5.10%                          +4.74%          +3.00%
   Including Sales Charge            +4.95%                          +4.41%          -0.94%
---------------------------------------------------------------------------------------------
Class C (Est. 5/6/94)
   Excluding Sales Charge            +5.13%                          +4.71%          +3.11%
   Including Sales Charge            +5.13%                          +4.71%          +2.13%
---------------------------------------------------------------------------------------------

Returns reflect reinvestment of distributions and any applicable sales charges as noted below. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Class B and C share results excluding sales charges assume either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

Class A shares have a 3.75% maximum front-end sales charge and a 12b-1 fee.

Class B shares do not have a front-end sales charge, but are subject to a 1% annual distribution and service fee. They are also subject to a contingent deferred sales charge of up to 4% if redeemed before the end of the sixth year.

Class C shares have a 1% annual distribution and service fee. If redeemed within 12 months, a 1% contingent deferred sales charge applies.

An expense limitation was in effect for all classes of Delaware Tax-Free Colorado Fund during the periods shown. Performance would have been lower if the expense limitation was not in effect.

DELAWARE TAX-FREE NEW MEXICO

FUND BASICS
-----------

Fund Objective

The Fund seeks as high a level of current income exempt from federal and New Mexico state personal income taxes as is consistent with preservation of capital.

Total Fund Assets
As of August 31, 2000
$23.26 million

Number of Holdings
25

Fund Start Date
October 5, 1992

Your Fund Manager
Andrew M. McCullagh

Nasdaq Symbols
Class A  VNMTX
Class B  DVWBX
Class C  DVWCX

[TAX-EXEMPT INCOME ARTWORK]

FUND PERFORMANCE
----------------

Growth of a $10,000 Investment
October 5, 1992 through August 31, 2000

                                        Oct-92    Aug-93    Aug-94   Aug-95    Aug-96    Aug-97    Aug-98    Aug-99    Aug-00
Lehman Brothers Municipal Bond Index   $10,000   $11,258   $11,247   $12,273   $12,916   $14,110   $15,330   $15,414   $16,451
Delaware Tax-Free New Mexico           $ 9,625   $11,020   $11,032   $11,790   $12,505   $13,175   $14,959   $14,783   $15,428

Chart assumes $10,000 invested on October 5, 1992 and includes the effect of a 3.75% front-end sales charge and the reinvestment of all dividends and capital gains. Performance of other Fund classes will vary due to differing charges and expenses. Returns plotted on the chart were as of the last day of each successive month. Past performance does not guarantee future results.

Average Annual Total Returns
Through August 31, 2000              Lifetime    Five Years    One Year
--------------------------------------------------------------------------------
Class A (Est. 10/5/92)
   Excluding Sales Charge             +6.17%       +5.53%       +4.36%
   Including Sales Charge             +5.66%       +4.72%       +0.45%
--------------------------------------------------------------------------------
Class B (Est. 3/3/94)
   Excluding Sales Charge             +4.43%       +4.77%       +3.59%
   Including Sales Charge             +4.43%       +4.44%       -0.37%
--------------------------------------------------------------------------------
Class C (Est. 5/7/96)
   Excluding Sales Charge             +4.90%                    +3.70%
   Including Sales Charge             +4.90%                    +2.70%
--------------------------------------------------------------------------------

Returns reflect reinvestment of distributions and any applicable sales charges as noted below. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Class B and C share results excluding sales charges assume either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

Class A shares have a 3.75% maximum front-end sales charge and a 12b-1 fee.

Class B shares do not have a front-end sales charge, but are subject to a 1% annual distribution and service fee. They are also subject to a contingent deferred sales charge of up to 4% if redeemed before the end of the sixth year.

Class C shares have a 1% annual distribution and service fee. If redeemed within 12 months, a 1% contingent deferred sales charge applies.

An expense limitation was in effect for all classes of Delaware Tax-Free New Mexico Fund during the periods shown. Performance would have been lower if the expense limitation was not in effect.

[TAX-EXEMPT INCOME ARTWORK]

Statements of Net Assets

DELAWARE TAX-FREE ARIZONA FUND
------------------------------
                                                       Principal       Market
August 31, 2000                                        Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds - 94.03%
General Obligation Bonds - 5.20%
Eagle Mountain Community Facility District
 6.50% 7/1/21 ........................................ $1,010,000   $ 1,075,276
                                                                    -----------
                                                                      1,075,276
                                                                    -----------
Higher Education Revenue Bonds - 9.76%
Arizona Capital Facilities Finance Corporation
 Student Housing Revenue 6.25% 9/1/32 ................  1,000,000       998,610
Arizona Student Loan Acquisition Authority
 Revenue Series B 6.15% 5/1/29 .......................  1,000,000     1,017,670
                                                                    -----------
                                                                      2,016,280
                                                                    -----------
Hospital Revenue Bonds - 12.15%
Maricopa County Hospital Revenue
 (Sun Health Corporation) 5.30% 4/1/29 ...............  1,000,000       804,070
Maricopa County Industrial Development
 Authority Hospital Facilities Revenue
 (Mayo Clinic Hospital) 5.25% 11/15/37 ...............  1,000,000       927,830
Winslow Industrial Development Authority
 Hospital Revenue (Winslow Memorial
 Hospital Project) 5.50% 6/1/22 ......................  1,000,000       779,050
                                                                    -----------
                                                                      2,510,950
                                                                    -----------
Housing Revenue Bonds - 28.63%
Maricopa County Industrial Development
 Authority Single Family Housing Revenue
 6.625% 7/1/21 (GNMA) ................................  1,000,000     1,049,870
Peoria Casa Del Rio Multifamily Housing
 7.30% 2/20/28 (GNMA) ................................    500,000       537,210
Phoenix Industrial Development Authority
 Multifamily Housing
 7.50% 7/20/35 (GNMA) ................................  2,000,000     2,266,900
Pima County Industrial Development Authority
 Multifamily Housing Revenue
 (Sunbriar Apartments Project)
 7.25% 7/1/25 (MBIA) .................................    500,000       532,325
Pima County Industrial Development
 Authority Single Family Housing Revenue
 6.10% 5/1/31 (GNMA) .................................    500,000       509,040
Pima County Industrial Development Authority
 Single Family Mortgage Revenue
 6.125% 11/1/33 (GNMA) ...............................  1,000,000     1,019,890
                                                                    -----------
                                                                      5,915,235
                                                                    -----------
Lease/Certificates of Participation - 4.87%
Sedona Partner Series 1999 5.75% 7/1/16 ..............  1,000,000     1,005,870
                                                                    -----------
                                                                      1,005,870
                                                                    -----------
Pollution Control Revenue Bonds - 9.64%
Coconimo County (Nevada Power)
 6.375% 10/1/36 ......................................  1,000,000       989,490
Maricopa County Pollution Control Corporation
 6.375% 8/1/15 .......................................  1,000,000     1,002,210
                                                                    -----------
                                                                      1,991,700
                                                                    -----------

                                                       Principal       Market
August 31, 2000                                        Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
School Revenue Bonds - 9.67%
Maricopa County Industrial Development
 Authority Education Revenue 6.75% 7/1/29 ............ $2,000,000   $ 1,997,220
                                                                    -----------
                                                                      1,997,220
                                                                    -----------
Other Revenue Bonds - 14.11%
ABSL 1999-A A 7.25% 7/1/18 ...........................  2,898,680     2,916,797
                                                                    -----------
                                                                      2,916,797
                                                                    -----------
Total Municipal Bonds (cost $19,434,999)                             19,429,328
                                                                    -----------
                                                       Number
                                                       of Shares
                                                       ---------
Short-Term Investments - 0.68%
Wells Fargo National Tax-Free Money
 Market Fund .........................................    141,339       141,339
                                                                    -----------
Total Short-Term Investments
 (cost $141,339) .....................................                  141,339
                                                                    -----------
Total Market Value of Securities - 94.71%
 (cost $19,576,338) ..................................              $19,570,667
Receivables and Other Assets
 Net of Liabilities - 5.29% ..........................                1,092,614
                                                                    -----------
Net Assets Applicable to 2,016,521
 Shares Outstanding - 100.00% ........................              $20,663,281
                                                                    ===========
Net Asset Value - Delaware Tax-Free Arizona
Fund A Class ($13,872,763 / 1,353,905 Shares) ........                   $10.25
                                                                    -----------
Net Asset Value - Delaware Tax-Free Arizona
 Fund B Class ($4,910,930 / 479,544 Shares) ..........                   $10.24
                                                                    -----------
Net Asset Value - Delaware Tax-Free Arizona
 Fund C Class ($1,879,588 / 183,072 Shares) ..........                   $10.27
                                                                    -----------
Components of Net Assets at August 31, 2000:
Shares of beneficial interest (unlimited
 authorization - no par) .............................              $22,075,898
Accumulated net realized loss on investments .........               (1,406,946)
Net unrealized depreciation of investments ...........                   (5,671)
                                                                    -----------
Total net assets                                                    $20,663,281
                                                                    ===========
Summary of Abbreviations:
GNMA - Insured by the Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association

Net Asset Value and Offering Price per Share -
 Delaware Tax-Free Arizona Fund
Net asset value A Class (A)                                              $10.25
Sales charge (3.75% of offering price or
 3.90% of amount invested per share) (B)                                   0.40
                                                                    -----------
Offering price                                                           $10.65
                                                                    ===========
------------
(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.
(B)  See the current prospectus for purchases of $100,000 or more.

                             See accompanying notes

Statement of Assets and Liabilities


                                                  Delaware Tax-Free
August 31, 2000                                      Arizona Fund
-------------------------------------------------------------------
Assets:
Investments at market (cost $19,576,338) ..........   $19,570,667
Receivable for securities sold ....................       833,954
Interest receivable ...............................       245,950
Subscriptions receivable ..........................        96,964
Cash ..............................................         1,262
Other assets ......................................        12,046
                                                      -----------
Total assets ......................................    20,760,843
                                                      -----------

Liabilities:
Liquidations payable ..............................        44,117
Dividends payable .................................        25,871
Other liabilities and accrued expenses ............        27,574
                                                      -----------
Total liabilities .................................        97,562
                                                      -----------

Total Net Assets ..................................   $20,663,281
                                                      ===========
                             See accompanying notes

DELAWARE TAX-FREE ARIZONA INSURED FUND
--------------------------------------

                                                       Principal       Market
August 31, 2000                                        Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds - 98.90%
Continuing Care / Retirement
 Revenue Bonds - 2.57%
Maricopa County Industrial Revenue
 6.30% 9/20/38 (GNMA) ..............................  $ 3,715,000   $ 3,853,718
                                                                    -----------
                                                                      3,853,718
                                                                    -----------
General Obligation Bonds - 17.01%
Cochise County Unified School District
 7.50% 7/1/10 (FGIC) ...............................    1,000,000     1,217,240
Maricopa County Madison Unified School
 District #38 5.80% 7/1/15 (MBIA) ..................    3,150,000     3,271,779
Maricopa County Osborn Unified School
 District #8 5.875% 7/1/14 (FGIC) ..................    2,000,000     2,091,960
Maricopa County Peoria Unified School
 District #11
 7.00% 7/1/10 (AMBAC) ..............................    1,000,000     1,030,180
 5.50% 7/1/15 (FGIC) ...............................    1,000,000     1,025,080
Maricopa County School District #3 Tempe
 Elementary Series E 5.70% 7/1/16 (FGIC) ...........    1,025,000     1,061,541
Mohave County Unified School District #1
 (Lake Havasu) 5.90% 7/1/15 (FGIC) .................    5,000,000     5,218,150
Peoria
 5.00% 4/1/18 (FGIC) ...............................    1,075,000     1,037,192
 5.00% 4/1/19 (FGIC) ...............................    1,125,000       957,950
 5.00% 4/1/20 (FGIC) ...............................    1,210,000       953,160
Pima County Manana Unified School
 District #6 5.25% 7/1/14 (FGIC) ...................    1,240,000     1,255,227
Pinal County Apache Junction Unified
 School District #43 5.85% 7/1/15 (FGIC) ...........    1,250,000     1,301,438
Tucson
 6.10% 7/1/12 (FGIC) ...............................    4,890,000     5,082,715
                                                                    -----------
                                                                     25,503,612
                                                                    -----------
Higher Education Revenue Bonds - 9.63%
Arizona State University System
 6.125% 7/1/15 (MBIA) ..............................    1,000,000     1,028,120
Glendale Industrial Development Authority
(Midwestern University) Series A
 6.00% 5/15/26 (Connie Lee) ........................      630,000       646,701
Glendale Industrial Development Authority
 Educational Facilities
 (American Graduate School International)
 5.625% 7/1/20 (Connie Lee) ........................    1,000,000     1,007,510
 5.875% 7/1/15 (Connie Lee) ........................    3,000,000     3,111,270
Mohave County Community College
 6.00% 3/1/20 (MBIA) ...............................    1,000,000     1,044,830

                                                       Principal       Market
August 31, 2000                                        Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
Higher Education Revenue Bonds (continued)
University of Arizona
 5.50% 6/1/16 (FGIC) ...............................  $ 1,000,000   $ 1,019,490
 6.25% 6/1/11 (AMBAC) ..............................    3,000,000     3,133,290
University of Puerto Rico
 5.375% 6/1/30 (MBIA) ..............................    3,500,000     3,451,105
                                                                    -----------
                                                                     14,442,316
                                                                    -----------
Hospital Revenue Bonds - 14.24%
Arizona Health Facility Authority Phoenix
 (Baptist Hospital and Medical Center)
 6.25% 9/1/11 (MBIA) ...............................    2,000,000     2,100,760
Mesa Individual Development Authority
 5.625% 1/1/29 (MBIA) ..............................   10,000,000    10,073,100
Mohave County Industrial Development
 Authority (Chris/Silver Ridge)
 6.375% 11/1/31 (GNMA) .............................    1,300,000     1,351,064
Phoenix Industrial Development Authority
 Hospital Revenue (John C. Lincoln Health)
 Series B 5.75% 12/1/16 (Connie Lee) ...............    4,110,000     4,234,245
Pima County Tucson Medical Center
 6.375% 4/1/12 (MBIA) ..............................    1,000,000     1,044,070
Pima Individual Health Care
 6.75% 7/1/10 (MBIA) ...............................    1,000,000     1,037,020
University of Arizona Medical Center
 6.25% 7/1/10 (MBIA) ...............................    1,445,000     1,511,094
                                                                    -----------
                                                                     21,351,353
                                                                    -----------
Housing Revenue Bonds - 17.49%
Chandler Industrial Development Authority
 Multifamily Housing
 5.90% 7/20/15 (GNMA) ..............................    1,060,000     1,087,380
Maricopa County Industrial Development
 Authority Mulitfamily Housing Revenue
 5.90% 7/1/29 (MBIA) ...............................    1,205,000     1,229,028
Maricopa County (Metro Gardens-Mesa
 Ridge Project) 5.15% 7/1/29 (MBIA) ................    1,000,000       918,780
Maricopa County Industrial Development
 Authority Multifamily Housing Revenue
 (Villas De Merced Apartments Project)
 5.50% 12/20/37 (GNMA) .............................    1,145,000     1,084,361
Phoenix Industrial Development Authority
 Multifamily Housing Revenue
 (Ventana Palms Apartments)
 6.15% 10/1/29 (MBIA) ..............................      510,000       530,747
 6.20% 10/1/34 (MBIA) ..............................      940,000       968,802
Phoenix Industrial Development Authority
 Multifamily Housing
 7.50% 7/20/35 (GNMA) ..............................    5,500,000     6,233,975
 7.50% 10/20/35 (GNMA) .............................    1,359,000     1,574,279

                                                        Principal      Market
Delaware Tax-Free Arizona Insured Fund                    Amount        Value
--------------------------------------------------------------------------------
 Municipal Bonds (continued)
 Housing Revenue Bonds (continued)
 Pima County Industrial Development
  Authority Single Family Revenue Housing
  6.10% 5/1/31 (GNMA) ..............................  $ 3,500,000   $ 3,563,280
 Pima County Industrial Development
  Authority Multifamily Revenue Housing
  (Nova and Villa Projects)
  5.125% 12/20/18 (GNMA) ...........................    1,000,000       961,470
  5.20% 12/20/31 (GNMA) ............................    1,000,000       925,940
  7.00%12/30/31 (GNMA) .............................    1,290,000     1,439,447
 Pima County Industrial Development
  Authority Multifamily Housing Revenue
  (Sunbriar Apartments Project)
  7.25% 7/1/25 (MBIA) ..............................    1,225,000     1,304,196
 Yuma Industrial Development Authority
  Multifamily Revenue (Government
  National Mortgage Association Regency
  Apartments A) 5.50% 12/20/32 (GNMA) ..............    2,000,000     1,938,200
 Yuma Industrial Development Authority
  Multifamily Revenue
  6.10% 9/20/19 (GNMA) .............................    2,340,000     2,467,390
                                                                    -----------
                                                                     26,227,275
                                                                    -----------
 Lease / Certificates of Participation - 4.81%
 Oro Valley Common Trust Funds Partnership
  5.75% 7/1/11 (MBIA) ..............................    1,000,000     1,053,430
  5.75% 7/1/17 (MBIA) ..............................    1,000,000     1,025,960
 Scottsdale Municipal Property Corporation
  Lease 6.25% 11/1/14 (FGIC) .......................    3,900,000     3,990,012
 University of Arizona Certificates of
  Participation 5.75% 6/1/19 (AMBAC) ...............    1,115,000     1,144,916
                                                                    -----------
                                                                      7,214,318
                                                                    -----------
 Power Authority Revenue Bonds - 9.35%
 Mesa Utility Systems Revenue
  5.25% 7/1/16 (FGIC) ..............................   12,000,000    11,960,760
 Salt River Agricultural Improvement
  & Power Project 6.25% 1/1/19 (FGIC) ..............    2,000,000     2,064,680
                                                                    -----------
                                                                     14,025,440
                                                                    -----------
*Pre-Refunded Bonds / Escrowed to
  Maturity - 12.33%
 Chandler Refunding 7.00% 7/1/12-01 (FGIC) .........     805,000        828,506
 Chandler Water & Sewer Revenue
  7.00% 7/1/12-01 (FGIC) ...........................   1,000,000      1,029,200
 Glendale Industrial Development Authority
  Educational Facilities
  (American Graduate School International)
  7.00% 7/1/14-05 (Connie Lee) .....................   1,000,000      1,118,910

                                                        Principal      Market
Delaware Tax-Free Arizona Insured Fund                    Amount        Value
--------------------------------------------------------------------------------
 Municipal Bonds (continued)
*Pre-Refunded Bonds / Escrowed to
  Maturity (continued)
 Maricopa County Hospital District #1
  6.125% 6/1/15-06 (FGIC) .......................... $ 5,500,000    $ 5,871,855
 Maricopa County Industrial Development
  Authority Baptist Hospital
  5.50% 9/1/13-05 (MBIA) ...........................   3,080,000      3,252,141
  5.50% 9/1/16-05 (MBIA) ...........................   1,000,000      1,055,890
 Maricopa County School District #14
  (Creighton School Improvement Project
  of 1990) Series C 6.50% 7/1/08
  (Escrowed to Maturity) (FGIC) ....................   1,000,000      1,124,220
 Phoenix
  6.375% 7/1/13-02 (MBIA) ..........................   2,000,000      2,094,000
 Phoenix Street & Highway Revenue
  6.50% 7/1/09-02 (AMBAC) ..........................   2,000,000      2,112,720
                                                                   ------------
                                                                     18,487,442
                                                                   ------------
 Transportation Revenue Bonds - 0.68%
 Tucson Airport Authority Revenue
  5.70% 6/1/13 (MBIA) ..............................   1,000,000      1,028,260
                                                                   ------------
                                                                      1,028,260
                                                                   ------------
 Water & Sewer Revenue Bonds - 6.62%
 Gilbert Water & Waste Water Revenue
  6.50% 7/1/12 (FGIC) ..............................   1,000,000      1,066,940
  6.50% 7/1/22 (FGIC) ..............................   2,650,000      2,786,660
 Phoenix Civic Improvement Waste Water
  Systems Revenue
  5.375% 7/1/22 (MBIA) .............................   1,000,000        991,670
  6.00% 7/1/24 (FGIC) ..............................   4,875,000      5,087,501
                                                                   ------------
                                                                      9,932,771
                                                                   ------------
 Other Revenue Bonds - 4.17%
 Prescott Valley Property Corporate Municipal
  Facilities Revenue 5.125% 1/1/18 (FGIC) ..........   1,000,000        979,140
 Surprise Municipal Property Excise
  Tax Revenue 5.70% 7/1/20 (FGIC) ..................   5,150,000      5,279,162
                                                                   ------------
                                                                      6,258,302
                                                                   ------------
 Total Municipal Bonds
  (cost $142,407,197) ..............................                148,324,807
                                                                   ------------

Delaware Tax-Free Arizona Insured Fund
-----------------------------------------------------------------
Total Market Value of Securities - 98.90%
 (cost $142,407,197) ............................    $148,324,807
Receivables and Other Assets
 Net of Liabilities - 1.10% .....................       1,645,525
                                                     ------------
Net Assets Applicable to 13,587,492
 Shares Outstanding - 100.00% ...................    $149,970,332
                                                     ============
Net Asset Value - Delaware Tax-Free
 Arizona Insured Fund A Class
 ($142,018,039 / 12,867,140 Shares) .............          $11.04
                                                           ------
Net Asset Value - Delaware Tax-Free
 Arizona Insured Fund B Class
 ($6,630,120 / 600,640 Shares) ..................          $11.04
                                                           ------
Net Asset Value - Delaware Tax-Free
 Arizona Insured Fund C Class
 ($1,322,173 / 119,712 Shares) ..................          $11.04
                                                           ------
-----------------------
*For Pre-Refunded Bonds, the stated maturity is followed by the year in which each bond is pre-refunded.

Delaware Tax-Free Arizona Insured Fund
-----------------------------------------------------------------
Components of Net Assets at August 31, 2000:
Shares of beneficial interest (unlimited
 authorization - no par) . ......................    $147,256,204
Accumulated net realized loss
 on investments .................................      (3,203,482)
Net unrealized appreciation of investments ......       5,917,610
                                                     ------------
Total net assets ................................    $149,970,332
                                                     ============
-----------------------------------------------------------------
Summary of Abbreviations:
AMBAC - Insured by AMBAC Indemnity Corporation
Connie Lee - Insured by the College Construction Insurance Association FGIC - Insured by the Financial Guaranty Insurance Company
GNMA - Insured by the Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association

Net Asset Value and Offering Price per Share -
Delaware Tax-Free Arizona Insured Fund
Net asset value A class (A) .....................          $11.04
Sales charge (3.75% of offering price or
 3.89% of amount invested per share) (B) ........            0.43
                                                           ------
Offering price ..................................          $11.47
                                                           ======
------------------------
(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.
(B)  See the current prospectus for purchases of $100,000 or more.


                             See accompanying notes

DELAWARE TAX-FREE CALIFORNIA FUND
---------------------------------

                                                         Principal     Market
August 31, 2000                                          Amount        Value
--------------------------------------------------------------------------------
Municipal Bonds - 98.50%
Higher Education Bonds - 7.41%
California Educational Facilities Authority
 Revenue 5.75% 11/1/30 (MBIA) ......................    $1,000,000  $ 1,030,940
Fullerton University Foundation Auxiliary
 Organization 5.75% 7/1/25 (MBIA) ..................     1,000,000    1,036,400
San Francisco State University Auxiliary
 Organization 5.25% 7/1/32 (ACA) ...................     1,250,000    1,150,575
                                                                     ----------
                                                                      3,217,915
                                                                     ----------
Hospital Revenue Bonds - 16.88%
California Infrastructure & Economic
 Development Bank Revenue 5.625% 7/1/20 ............       750,000      761,520
California Statewide Community Development
 Authority Partnership 5.375% 4/1/17 ...............     4,000,000    3,704,000
San Benito Health Care Revenue
 5.45% 10/1/28 .....................................     2,500,000    1,898,350
Sierra View Local Health Care District
 California Revenue 5.25% 7/1/18 (ACA) .............     1,000,000      966,240
                                                                     ----------
                                                                      7,330,110
                                                                     ----------
Housing Revenue Bonds - 21.31%
Abag Finance Authority of California
 6.10% 2/15/25 .....................................     2,575,000    2,696,643
California Statewide Communities Development
 Authority Multifamily Revenue
 5.80% 8/1/33 ......................................     1,000,000    1,017,380
Fairfield Housing Authority 5.625% 9/1/23 ..........     1,000,000      914,070
Monterey County Housing Authority
 5.00% 7/1/19 ......................................     2,260,000    2,008,440
San Marcos Redevelopment Agency Tax
 Allocation Affordable Housing Project -
 Series A 6.00% 10/1/27 ............................       530,000      532,178
Stanton Multifamily Revenue
 5.625% 8/1/29 (FNMA) ..............................     1,990,000    2,082,754
                                                                     ----------
                                                                      9,251,465
                                                                     ----------
Lease / Certificates of Participation - 12.43%
Mendocino County Certificates of Participation
 5.25% 6/1/30 ......................................     1,000,000      974,940
San Diego County Certificates of Participation
 5.70% 2/1/28 ......................................     1,500,000    1,424,310
 6.25% 9/1/29 ......................................     1,000,000    1,020,700
Santa Ana Financing Authority Revenue
 (Inner City Commuter C) 5.60% 9/1/19 ..............       600,000      586,290
Soledad Unified School District
 Financing Project 5.30% 5/1/19 ....................     1,000,000      934,450
Turlock Public Funding
 5.45% 9/1/24 ......................................       500,000      454,520
                                                                     ----------
                                                                      5,395,210
                                                                     ----------
                                                         Principal     Market
August 31, 2000                                          Amount        Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
Power Authority Revenue Bonds - 4.85%
Puerto Rico Industrial Tourist Educational
 Medical & Environmental Control
 Cogeneration Facilities (Puerto Rico Project)
 6.625% 6/1/26 .....................................    $2,000,000  $ 2,105,740
                                                                    -----------
                                                                      2,105,740
                                                                    -----------
School District Revenue Bonds - 8.07%
Carmel Unified School District 5.50% 8/1/25 ........     1,315,000    1,327,808
Pomona Unified School District Series A
 6.55% 8/1/29 (MBIA) ...............................     1,000,000    1,170,520
Tustin University School District
 Community Facilities District # 97-1
 6.375% 9/1/35 .....................................     1,000,000    1,007,690
                                                                    -----------
                                                                      3,506,018
                                                                    -----------
Transportation Revenue Bonds - 6.04%
Foothill/Eastern Corridor Agency Toll Road
 Revenue 5.375% 1/15/14 (MBIA) .....................     1,000,000    1,049,290
Long Beach Harbor Revenue
 6.00% 5/15/11 (FGIC) ..............................     1,000,000    1,110,860
Port Redwood City Revenue
 5.40% 6/1/19 ......................................       500,000      462,900
                                                                    -----------
                                                                      2,623,050
                                                                    -----------
Other Revenue Bonds - 21.51%
Delano Community Redevelopment Agency
 Tax Allocation 6.00% 11/1/03 ......................     2,500,000    2,539,850
El Monte Public Authority Tax Allocation
 Special Term
 (Muliple Redevelopment Project)
 5.75% 6/1/28 ......................................       880,000      832,216
Escondido Improvement Bond Act 1915
 5.625% 9/2/18 .....................................       455,000      437,828
La Mirada Redevelopment Agency Special
 Tax Ref-Community Facilities District #89-1
 5.70% 10/1/20 .....................................       500,000      475,895
Lake Elisnore Public Financing Authority
 5.50% 9/1/30 ......................................     1,000,000      908,070
 5.80% 9/2/15 ......................................     1,125,000    1,127,711
Poway Redevelopment Agency Tax Allocation
 5.75% 6/15/33 .....................................     1,000,000    1,033,740
Sacramento County Special Tax
 (Community Facilities District #1)
 5.70% 12/1/20 .....................................       500,000      478,555
San Diego Redevelopment Agency
 6.40% 9/1/25 ......................................     1,000,000    1,033,460
Whittier Redevelopment Agency
 Tax Allocation (Whittier Boulevard)
 5.75% 11/1/28 .....................................       500,000      473,345
                                                                    -----------
                                                                      9,340,670
                                                                    -----------
Total Municipal Bonds (cost $43,493,681) ...........                 42,770,178
                                                                    -----------

                                                          Number       Market
Delaware Tax-Free California Fund                         of Shares    Value
--------------------------------------------------------------------------------
Short-Term Investments - 0.71%
Wells Fargo National Tax-Free
 Money Market Fund .................................       309,119  $   309,119
                                                                    -----------
Total Short-Term Investments
 (cost $309,119) ...................................                    309,119
                                                                    -----------
Total Market Value of Securities - 99.21%
 (cost $43,802,800) ................................                $43,079,297
Receivables and Other Assets
 Net of Liabilities - 0.79% ........................                    342,434
                                                                    -----------
Net Assets Applicable to 4,158,272
 Shares Outstanding - 100.00% ......................                $43,421,731
                                                                    ===========
Net Asset Value - Delaware Tax-Free
 California Fund A Class
 ($24,794,192 / 2,377,263 Shares) ..................                     $10.43
                                                                         ------
Net Asset Value - Delaware Tax-Free
 California Fund B Class
 ($14,448,587 / 1,380,736 Shares) ..................                     $10.46
                                                                         ------
Net Asset Value - Delaware Tax-Free
 California Fund C Class
 ($4,178,952 / 400,273 Shares) .....................                     $10.44
                                                                         ------

Components of Net Assets at August 31, 2000:
Shares of beneficial interest (unlimited
 authorization - no par) ...........................                $45,875,661
Undistributed net investment income ................                        660
Accumulated net realized loss on investments .......                 (1,731,087)
Net unrealized depreciation of investments .........                   (723,503)
                                                                    -----------
Total net assets ...................................                $43,421,731
                                                                    ===========
-------------------------
Summary of Abbreviations:
ACA - Insured by American Capital Access
FGIC - Insured by the Financial Guaranty Insurance Company
FNMA - Insured by the Federal National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association

Net Asset Value and Offering Price per Share -
 Delaware Tax-Free California Fund
Net asset value A Class (A) ........................                     $10.43
Sales charge (3.75% of offering price or
 3.93% of amount invested per share) (B) ...........                       0.41
                                                                         ------
Offering price .....................................                     $10.84
                                                                         ======
----------------------
(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.
(B)  See the current prospectus for purchases of $100,000 or more.

                             See accompanying notes

DELAWARE TAX-FREE CALIFORNIA INSURED FUND
-----------------------------------------

                                                         Principal     Market
August 31, 2000                                          Amount        Value
--------------------------------------------------------------------------------
Municipal Bonds - 99.18%
Higher Education Revenue Bonds - 3.35%
California Educational Facilities Authority
 Revenue 5.75% 11/1/30 (MBIA) ......................    $1,000,000  $ 1,030,940
                                                                    -----------
                                                                      1,030,940
                                                                    -----------
Hospital Revenue Bonds - 6.61%
California Health Facilities Finance Authority
 Revenue 5.375% 8/15/30 (MBIA) .....................     1,000,000      978,840
California Health Facilities (San Diego Hospital)
 6.20% 8/1/12 (MBIA) ...............................     1,000,000    1,053,510
                                                                    -----------
                                                                      2,032,350
                                                                    -----------
Housing Revenue Bonds - 27.33%
California Housing Finance Agency Home
 Mortgage Revenue Series E
 6.05% 8/1/16 (MBIA) ...............................     1,000,000    1,037,320
California Housing Finance Agency Home
 Mortgage Revenue Series K
 6.15% 8/1/16 (MBIA) ...............................     1,100,000    1,154,593
California Housing Finance Agency Revenue
 Series E 6.75% 8/1/26 (MBIA) ......................     1,000,000    1,055,050
California Housing Finance Agency Revenue
 Series F 6.00% 8/1/17 (MBIA) ......................     1,000,000    1,034,710
California Housing Finance Agency
 Single Family 6.00% 8/1/20 (AMT) (MBIA) ...........       875,000      895,204
California Rural Home Mortgage
 Finance Authority Single Family
 Mortgage Revenue
 7.95% 12/1/24 (AMBAC) .............................       935,000    1,018,131
Fresno Multifamily Housing Revenue
 (Woodlands Apartments Project) Series A
 6.65% 5/20/17 (GNMA) ..............................     1,000,000    1,095,470
Ventura County Area Housing Authority
 Multifamily Housing Revenue
 (Glen Oaks Apartments) Series A
 6.35% 7/20/34 (GNMA) ..............................     1,053,000    1,114,811
                                                                    -----------
                                                                      8,405,289
                                                                    -----------
Lease / Certificates of Participation - 27.17%
Del Mar School District
 5.25% 9/1/29 (AMBAC) ..............................     1,000,000      975,280
Huntington Beach Public Financing
 Authority Revenue
 5.50% 9/1/25 (AMBAC) ..............................     1,000,000    1,009,170
Mendocino County Certificates of Participation
 County Public Facilities Corporation
 5.25% 6/1/30 (MBIA) ...............................     1,000,000      974,940
Placer County Water Agency Capital
 Improvement Projects
 5.50% 7/1/29 (AMBAC) ..............................     1,000,000    1,006,400

                                                         Principal     Market
August 31, 2000                                          Amount        Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
Lease / Certificates of Participation (continued)
San Diego County Certificates of Participation
 5.75% 7/1/31(MBIA) .................................   $2,000,000  $ 2,056,880
Santa Barbara Water Revenue Certificates
 of Participation 6.70% 4/1/27 (AMBAC) ..............    1,000,000    1,050,030
Santa Clara Finance Authority
 7.75% 11/15/11 (AMBAC) .............................    1,000,000    1,282,190
                                                                    -----------
                                                                      8,354,890
                                                                    -----------
Transportation Revenue Bonds - 10.05%
Port of Oakland 5.75% 11/1/29 (FGIC) ................    2,000,000    2,048,940
Puerto Rico Commonwealth Highway &
 Transportation Authority (Highway Revenue)
 5.875% 7/1/35 (MBIA) ...............................    1,000,000    1,043,450
                                                                    -----------
                                                                      3,092,390
                                                                    -----------
Water & Sewer Revenue Bonds - 3.47%
Calaveras County Water District Revenue
 6.125% 9/1/17 (AMBAC) ..............................    1,000,000    1,067,940
                                                                    -----------
                                                                      1,067,940
                                                                    -----------
Other Revenue Bonds - 21.20%
Culver City Redevelopment Finance Authority
 (Tax Allocation) Series A
 5.60% 11/1/25 (FSA) ................................    1,000,000    1,018,190
Oakland Industrial Revenue - Harrison
 Foundation Series B
 6.00% 1/1/29 (AMBAC) ...............................    1,300,000    1,359,319
Ontario Redevelopment Cimarron Project
 6.25% 8/1/15 (MBIA) ................................    1,000,000    1,042,270
Poway Redevelopment Agency Tax Allocation
 5.75% 6/15/33 (MBIA) ...............................    3,000,000    3,101,220
                                                                    -----------
                                                                      6,520,999
                                                                    -----------
Total Municipal Bonds (cost $29,053,530) ............                30,504,798
                                                                    -----------
                                                         Number
                                                        of Shares
                                                        ---------
Short-Term Investments - 2.98%
Wells Fargo National Tax-Free Money
 Market Fund ........................................      918,039      918,039
                                                                    -----------
Total Short-Term Investments
 (cost $918,039) ....................................                   918,039
                                                                    -----------

--------------------------------------------------------------------------------

Delaware Tax-Free California Insured Fund

Total Market Value of Securities - 102.16%
 (cost $29,971,569) .............................     $31,422,837
Liabilities Net of Receivables and
 Other Assets - (2.16)% .........................        (666,820)
                                                      -----------
Net Assets Applicable to 2,890,229
 Shares Outstanding - 100.00% ...................     $30,756,017
                                                      ===========
Net Asset Value - Delaware Tax-Free
 California Insured Fund A Class
 ($23,876,680 / 2,243,729 Shares) ...............          $10.64
                                                           ------
Net Asset Value - Delaware Tax-Free
 California Insured Fund B Class
 ($6,440,035 / 605,056 Shares) ..................          $10.64
                                                           ------
Net Asset Value - Delaware Tax-Free
 California Insured Fund C Class
 ($439,302 / 41,444 Shares) .....................          $10.60
                                                           ------

Components of Net Assets at August 31, 2000:
Shares of beneficial interest (unlimited
 authorization - no par) ........................     $30,030,357
Accumulated net realized loss on investments ....        (725,608)
Net unrealized appreciation of investments ......       1,451,268
                                                      -----------
Total net assets ................................     $30,756,017
                                                      ===========
-------------------
Summary of Abbreviations:
AMBAC - Insured by the AMBAC Indemnity Corporation
AMT - Subject to Alternative Minimum Tax
FGIC- Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Insured by the Government National Mortgage Association MBIA - Insured by the Municipal Bond Insurance Association

Net Asset Value and Offering Price per Share -
 Delaware Tax-Free California Insured Fund
Net asset value A Class (A) .....................          $10.64
Sales charge (3.75% of offering price or
 3.85% of amount invested per share) (B) ........            0.41
                                                           ------
Offering price ..................................          $11.05
                                                           ======
-----------------------
(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.
(B)  See the current prospectus for purchases of $100,000 or more.

                             See accompanying notes

DELAWARE TAX-FREE COLORADO FUND
-------------------------------

                                                        Principal      Market
August 31, 2000                                         Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds - 98.48%
General Obligation Bonds - 23.59%
Arapahoe Water & Sanitation
 District Arapahoe County
 Series 1995A 6.00% 12/1/15 (MBIA) .................   $ 6,010,000   $ 6,162,594
 Series 1995A 6.15% 12/1/19 (MBIA) .................    10,075,000    10,304,710
Central Platte Valley Metropolitan District
 5.20% 12/1/17 (ACA) ...............................     7,675,000     7,181,267
Concord Metropolitan District
 8.00% 12/1/19 .....................................     5,000,000     4,903,050
Eagles Nest Metropolitan District Limited Tax
 6.50% 11/15/17 ....................................     6,350,000     6,621,399
E-470 Business Metropolitan District
 5.125% 12/1/17 (ACA) ..............................     2,500,000     2,318,850
Galleria Metropolitan District
 7.25% 12/1/09 .....................................     1,130,000     1,151,108
Highlands Ranch Metropolitan District #3
 5.30% 12/1/19 (ACA) ...............................       450,000       420,129
Interlocken Metropolitan District
 5.625% 12/15/16 (Asset Gty) .......................     1,750,000     1,775,375
 5.625% 12/15/16 (Asset Gty) .......................     7,000,000     7,131,040
 5.75% 12/15/12 (Asset Gty) ........................     1,985,000     2,087,168
 5.75% 12/15/19 (Asset Gty) ........................     9,000,000     9,110,880
Interstate South Metropolitan District
 6.00% 12/1/20 .....................................     8,755,000     8,919,069
Jefferson County Metropolitan District-
Section 14, Series A 6.20% 12/1/13 .................     1,750,000     1,840,020
Loveland Special Improvement District #1
 7.50% 7/1/29 ......................................     6,140,000     6,067,609
                                                                     -----------
                                                                      75,994,268
                                                                     -----------
Higher Education Revenue Bonds - 1.66%
Colorado Springs Revenue (Colorado
College Project) 5.375% 6/1/32 .....................    5,570,000      5,328,819
                                                                     -----------
                                                                       5,328,819
                                                                     -----------
Hospital Revenue Bonds - 20.94%
Boulder County Hospital Revenue
 Development (Longmont United Hospital)
 5.60% 12/1/27 .....................................     6,765,000     5,734,217
Boulder County Hospital Revenue (Longmont
 United Project) 5.875% 12/1/20 ....................     3,000,000     2,722,740
Colorado Health Facilities Authority
 (Baptist Home Association) Series A
 6.375% 8/15/24 ....................................     3,250,000     2,717,553
Colorado Health Facilities Authority
 (Covenant Retirement) 6.75% 12/1/25 ...............     4,150,000     4,256,655
Colorado Health Facilities Authority
 (National Benevolent Association)
 Series B 5.25% 2/1/28 .............................     3,700,000     2,978,981
Colorado Health Facilities Authority
 (National Benevolent Association)
 Series A 6.90% 6/1/15 .............................     1,085,000     1,111,789

                                                        Principal      Market
August 31, 2000                                         Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
Hospital Revenue Bonds (continued)
Colorado Health Facilities Authority (National
 Jewish Medical & Research Center)
 5.375% 1/1/23 (ACA) ...............................   $ 4,945,000   $ 4,450,599
 5.375% 1/1/28 (ACA) ...............................     2,000,000     1,789,340
 5.375% 1/1/29 (ACA) ...............................     1,000,000       889,990
Colorado Health Facilities Authority
 (Parkview Hospital)
 6.00% 9/1/16 ......................................     4,000,000     3,833,560
 6.125% 9/1/25 .....................................     7,750,000     7,204,090
Colorado Health Facilities Authority
 (Parkview Medical Center Income Project)
 5.25% 9/1/18 ......................................     1,500,000     1,270,335
Colorado Health Facilities Authority
 (Rocky Mountain Adventist Healthcare)
 6.625% 2/1/13 .....................................    15,000,000    14,695,200
 6.625% 2/1/22 .....................................     3,885,000     3,634,651
Colorado Health Facilities Authority
 (Steamboat Springs Health)
 5.75% 9/15/22 .....................................     1,100,000       904,200
Colorado Health Facilities Authority
 (Vail Valley Medical Center Revenue)
 6.50% 1/15/13 (ACA) ...............................     2,150,000     2,236,409
 6.60% 1/15/20 (ACA) ...............................     5,475,000     5,733,146
Denver Health & Hospital Revenue
 5.375% 12/1/28 ....................................     1,000,000       809,620
University of Colorado Hospital Authority
 Hospital Revenue Series A
 5.20% 11/15/17 (AMBAC) ............................       500,000       484,495
                                                                     -----------
                                                                      67,457,570
                                                                     -----------
Housing Revenue Bonds - 12.77%
Adams County Housing Authority Mortgage
 Revenue (Aztec Villa Apartments Project)
 5.85% 12/1/27 .....................................     1,825,000     1,812,516
Adams County Housing Authority Mortgage
 Revenue (Greenbriar Project)
 6.75% 7/1/21 ......................................     1,730,000     1,819,752
Aurora Housing Authority
 Multifamily Revenue
 5.60% 7/1/19 ......................................     2,635,000     2,560,192
 5.70% 7/1/23 ......................................     1,535,000     1,472,495
Boulder County Housing Authority Revenue
 4.75% 12/1/28 (ACA) ...............................     2,500,000     2,104,525
Burlingame Multifamily Housing Revenue
 6.00% 11/1/29 (MBIA) ..............................     1,250,000     1,277,525
Colorado Housing & Finance Authority
 6.15% 10/1/41 .....................................     1,590,000     1,618,668
Colorado Housing & Finance Authority
 Series A-3 6.25% 10/1/26 (FHA) ....................     8,530,000     8,862,499

DELAWARE TAX-FREE COLORADO FUND
-------------------------------

                                                        Principal      Market
Delaware Tax-Free Colorado Fund                         Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Colorado Housing & Finance Authority
 Single Family Series D-3
 6.75% 4/1/32 ......................................   $   500,000    $  547,770
Eaglebend Affordable Housing Corporate
 Multifamily Revenue Housing Project
 Series A 6.20% 7/1/12 .............................     1,000,000       982,670
 Series A 6.40% 7/1/17 .............................     1,000,000       973,810
 Series A 6.45% 7/1/21 .............................     1,000,000       954,780
Englewood Multifamily (Marks Apartments)
 Series B 6.00% 12/15/18 ...........................     8,295,000     8,355,222
 Series 96 6.65% 12/1/26 ...........................     5,700,000     5,789,376
Pueblo County Single Family Mortgage
 Revenue Series 1994A
 7.05% 11/1/27 (GNMA) ..............................     1,940,000     2,012,052
                                                                     -----------
                                                                      41,143,852
                                                                     -----------
Lease/Certificates of Participation - 6.22%
Aurora Certificates of Participation
 5.50% 12/1/30 (AMBAC) .............................     7,500,000     7,390,575
Broomfield Certificates of Participation
 6.00% 12/1/29 (AMBAC) .............................     1,750,000     1,812,528
Conejos & Alamosa Counties School District
Certificates of Participation
 6.50% 4/1/11 ......................................     1,615,000     1,626,886
Garfield County Building Corporation
 5.75% 12/1/19 (AMBAC) .............................     1,200,000     1,234,488
Greeley Building Authority Certificates of
 Participation 6.10% 8/15/16 .......................     2,600,000     2,640,976
Pueblo County Certificates of Participation
 6.50% 12/1/24 .....................................     5,460,000     5,329,288
                                                                     -----------
                                                                      20,034,741
                                                                     -----------
Power Authority Revenue Bonds - 0.76%
Puerto Rico Electric & Power Authority
 Revenue 5.25% 7/1/29 ..............................     2,500,000     2,434,625
                                                                     -----------
                                                                       2,434,625
                                                                     -----------
Territorial Revenue Bonds - 0.72%
Virgin Islands Public Finance Authority
 Revenue 6.125% 10/1/29 (ACA) ......................     2,250,000     2,299,793
                                                                     -----------
                                                                       2,299,793
                                                                     -----------
Transportation Revenue Bonds - 10.61%
Arapahoe County Capital Improvement Trust
 Highway Revenue Vehicle Reg E-470
 6.15% 8/31/26 (MBIA) ..............................     8,530,000     8,867,617
Colorado Department of Transportation
Revenue Antic Notes
 6.00% 6/15/15 (AMBAC) .............................     8,000,000     8,540,720
Denver City & County Airport
 Series E 5.25% 11/15/23 (MBIA) ....................     5,000,000     4,780,150
 Series E 5.50% 12/1/25 (AMBAC) ....................     5,000,000     4,952,400
E-470 Public Highway Authority Colorado
 Revenue 5.75% 9/1/35 (MBIA) .......................     3,300,000     3,342,768

                                                        Principal       Market
Delaware Tax-Free Colorado Fund                         Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Puerto Rico Highway & Transportation
 Authority 6.00% 7/1/29 ...........................    $ 3,000,000   $ 3,183,660
 5.875% 7/1/35 (MBIA) .............................        500,000       521,724
                                                                     -----------
                                                                      34,189,039
                                                                     -----------
Utility Revenue Bonds - 2.81%
Colorado Springs Utilities Revenue
Series A 5.00% 11/15/27 ...........................    10,000,000      9,048,000
                                                                     -----------
                                                                       9,048,000
                                                                     -----------
Water & Sewer Revenue Bonds - 2.74%
Erie Water Enterprise Revenue
 5.00% 12/1/23 (ACA) ..............................      5,000,000     4,415,650
Gypsum Sewer Enterprise Revenue
 6.50% 12/1/20 ....................................      1,575,000     1,543,579
Ute Utility Water Conservancy District
 Water Revenue 5.75% 6/15/20 (MBIA) ...............      2,800,000     2,874,396
                                                                     -----------
                                                                       8,833,625
                                                                     -----------
Other Revenue Bonds - 15.66%
Aurora Golf Course Enterprise System
 Revenue (Saddle Rock Golf Course)
 6.20% 12/1/15 ....................................      2,000,000     2,029,160
Colorado Educational & Cultural Facilities
 Authority Revenue (Aspen)
 6.125% 7/1/12 ....................................        605,000       585,338
Colorado Educational & Cultural Facilities
 Authority Revenue (Aspen Foundation
 Colorado) 6.50% 7/1/24 ...........................      1,710,000     1,648,013
Colorado Educational & Cultural Facilities
 Authority Revenue (Charter School -
 Renaissance School Project)
 6.75% 6/1/29 .....................................      2,000,000     2,047,380
Colorado Educational & Cultural Facilities
 Authority Revenue
 6.50% 7/15/12 ....................................      1,975,000     1,940,437
 6.50% 7/15/24 ....................................      5,145,000     4,952,063
 7.00% 11/1/29 ....................................      1,000,000     1,008,750
 7.75% 7/15/31 ....................................      2,150,000     2,146,926
Colorado Post Secondary Education (Ocean
 Journey Project) 8.375% 12/1/26 ..................      8,000,000     8,926,240
Lowry Economic Redevelopment Authority
 Revenue 7.50% 12/1/10 ............................     13,700,000    15,094,248
Lowry Economic Redevelopment Authority
 Revenue (Private Placement)
 Series A 7.00% 12/1/10 ...........................      1,400,000     1,506,301
Metropolitan Football Stadium District
 Sales Tax Revenue
*Series A 5.062% 1/1/11 (MBIA) ....................      3,600,000     2,138,760
*Series A 5.144% 1/1/12 (MBIA) ....................      1,750,000       977,673
Pueblo Urban Renewal Authority Tax
 Increment Revenue 6.625% 12/1/19 .................      2,060,000     2,126,991

                                                        Principal      Market
Delaware Tax-Free Colorado Fund                         Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
Other Revenue Bonds (continued)
South Suburban Park & Recreation District
 (Golf & Ice Arena Facility)
 6.00% 11/1/15 .....................................   $ 2,330,000  $  2,349,199
Westminster Golf Course
 5.55% 12/1/23 (Asset Gty) .........................     1,000,000       973,190
                                                                    ------------
                                                                      50,450,669
                                                                    ------------
Total Municipal Bonds (cost $312,788,759)                            317,215,001
                                                                    ------------
                                                          Number
                                                        of Shares
                                                       -----------
Short-Term Investments - 0.41%
Wells Fargo National Tax-Free Money
 Market Fund .......................................     1,311,515     1,311,515
                                                                    ------------
Total Short-Term Investments
 (cost $1,311,515) .................................                   1,311,515
                                                                    ------------
Total Market Value of Securities -
 98.89% (cost $314,100,274) ........................                $318,526,516
Receivables and Other Assets
 Net of Liabilities - 1.11% ........................                   3,576,985
                                                                    ------------
Net Assets Applicable to 30,302,496
 Shares Outstanding - 100.00% ......................                $322,103,501
                                                                    ------------
Net Asset Value - Delaware Tax-Free
 Colorado Fund A Class
 ($304,408,885/28,638,714 Shares) ..................                      $10.63
                                                                          ------
Net Asset Value - Delaware Tax-Free
 Colorado Fund B Class
 ($13,440,642/1,263,940 Shares) ....................                      $10.63
                                                                          ------
Net Asset Value - Delaware Tax-Free
 Colorado Fund C Class
 ($4,253,974/399,842 Shares) .......................                      $10.64
                                                                          ------
-----------------
*Zero Coupon Bond - The interest rate shown is the effective yield as of August 31, 2000.

                                                        Principal      Market
Delaware Tax-Free Colorado Fund                         Amount         Value
--------------------------------------------------------------------------------
Components of Net Assets at August 31, 2000:
Shares of beneficial interest (unlimited
 authorization - no par) ......................................    $327,020,613
Accumulated net realized loss
 on investments ...............................................      (9,343,354)
Net unrealized appreciation of investments ....................       4,426,242
                                                                   ------------
Total net assets ..............................................    $322,103,501
                                                                   ------------
---------------------------------
Summary of Abbreviations:
ACA - Insured by American Capital Access
Asset Gty - Insured by the Asset Guaranty Insurance Company
AMBAC - Insured by the AMBAC Indemnity Corporation
FHA - Insured by the Federal Housing Authority
GNMA - Insured by the Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association

Net Asset Value and Offering Price per Share -
Delaware Tax-Free Colorado Fund
Net asset value A Class (A) ...................................          $10.63
Sales charge (3.75% of offering price
 or 3.86% of amount invested
 per share) (B) ...............................................            0.41
                                                                         ------
Offering price ................................................          $11.04
                                                                         ------
------------------
(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.
(B) See the current prospectus for purchases of $100,000.

                              See accompanying notes
26

DELAWARE TAX-FREE NEW MEXICO FUND

                                                        Principal      Market
August 31, 2000                                         Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds - 98.48%
Higher Education Revenue Bonds - 12.95%
New Mexico Education Assistance Foundation
 6.65% 11/1/25 ......................................   $1,000,000   $ 1,034,810
Santa Fe Education Facilities Revenue
 (St. John's College) 5.50% 3/1/24 (ACA) ............    1,000,000       912,570
University of New Mexico Revenue
 6.00% 6/1/25 (MBIA) ................................    1,000,000     1,064,240
                                                                     -----------
                                                                       3,011,620
                                                                     -----------
Highway Revenue Bonds - 4.58%
New Mexico State Highway Commission
 Tax Revenue 6.00% 6/15/15 ..........................    1,000,000     1,064,550
                                                                     -----------
                                                                       1,064,550
                                                                     -----------
Hospital Revenue Bonds - 9.34%
New Mexico State Hospital Equipment
 Council Hospital Revenue 5.50% 6/2/28 ..............    1,500,000     1,198,125
New Mexico State Hospital Equipment
 Memorial Medical Center Project
 6.40% 6/1/16 .......................................    1,000,000       974,750
                                                                     -----------
                                                                       2,172,875
                                                                     -----------
Housing Revenue Bonds - 29.93%
Carlsbad Housing Multifamily Revenue
 (Colonial Hillcrest) 7.375% 8/1/27 .................    1,000,000     1,000,900
New Mexico Mortgage Finance Authority
 Series 1994B 6.75% 7/1/25 (GNMA) ...................    1,000,000     1,116,960
 Series 1994F 6.95% 1/1/26 (GNMA) ...................    1,000,000     1,121,360
 Series 1996G 6.85% 1/1/21 (GNMA) ...................    1,500,000     1,682,550
New Mexico Mortgage Finance Authority
 Single Family 5.875% 9/1/21 ........................      500,000       502,340
Santa Fe Single Family Mortgage Revenue
 6.20% 11/1/16 (FNMA) ...............................      570,000       590,207
Southeastern New Mexico Affordable
 Housing (Casa Hermosa Apartments)
 7.25% 12/1/27 ......................................    1,000,000       946,680
                                                                     -----------
                                                                       6,960,997
                                                                     -----------
Pollution Control Revenue Bonds - 13.17%
Farmington Pollution Control Revenue
 6.15% 11/1/13 ......................................    1,000,000     1,000,990
Farmington Pollution Control Public Service
 Company (Project CBI) 6.375% 4/1/22 (ACA) ..........    1,000,000     1,026,130
Lordsburg Pollution Control Revenue
 6.50% 4/1/13 .......................................    1,000,000     1,036,610
                                                                     -----------
                                                                       3,063,730
                                                                     -----------
Power Revenue Bonds - 4.51%
Los Alamos Utility System Revenue 1994A
 6.00% 7/1/15 (FSA) .................................    1,000,000     1,048,840
                                                                     -----------
                                                                       1,048,840
                                                                     -----------

                                                        Principal      Market
August 31, 2000                                         Amount         Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
Recreational Revenue Bonds - 3.87%
Santa Fe Municipal Recreation Complex
 Net Revenue 5.625% 12/1/23 ..........................  $1,000,000   $   900,130
                                                                     -----------
                                                                         900,130
                                                                     -----------
Waste Disposal Revenue Bonds - 0.88%
Las Cruses Solid Waste Authority
 Environmental Services 6.00% 6/1/16 .................     200,000       204,350
                                                                     -----------
                                                                         204,350
                                                                     -----------
Other Revenue Bonds - 19.25%
Albuquerque Special Assessment #223
 6.45% 1/1/15 ........................................     505,000       505,929
Bernalillo County Gross Receipts Tax Revenue
 5.25% 10/1/26 .......................................   1,000,000       950,950
 5.25% 4/1/27 ........................................   1,000,000       962,550
San Juan Gross Receipts
 5.55% 3/15/16 (AMBAC) ...............................   1,000,000     1,020,760
Truth or Consequences Gross Tax Receipts
 6.30% 7/1/16 ........................................   1,000,000     1,035,760
                                                                     -----------
                                                                       4,475,949
                                                                     -----------
Total Municipal Bonds
 (cost $22,659,257) ..................................                22,903,041
                                                                     -----------
                                                         Number
                                                        of Shares
                                                       -----------
Short-Term Investments - 2.42%
Wells Fargo National Tax-Free Money
 Market Fund .........................................     562,614       562,614
                                                                     -----------
Total Short-Term Investments
 (cost $562,614) .....................................                   562,614
                                                                     -----------

Delaware Tax-Free New Mexico Fund
--------------------------------------------------------------------------------
Total Market Value of Securities - 100.90%
(cost $23,221,871) .....................................            $23,465,655
Liabilities Net of Receivables
and Other Assets - (0.90)% .............................               (209,861)
                                                                    -----------
Net Assets Applicable to 2,174,593
Shares Outstanding - 100.00% ...........................            $23,255,794
                                                                    -----------
Net Asset Value - Delaware Tax-Free
New Mexico Fund A Class
($20,162,465/1,885,573 Shares) .........................                 $10.69
                                                                         ------
Net Asset Value - Delaware Tax-Free
New Mexico Fund B Class
($2,538,765/237,175 Shares) ............................                 $10.70
                                                                         ------
Net Asset Value - Delaware Tax-Free
New Mexico Fund C Class
($554,564 / 51,845 Shares) .............................                 $10.70
                                                                         ------

Delaware Tax-Free New Mexico Fund
--------------------------------------------------------------------------------
Components of Net Assets at August 31, 2000:
Shares of beneficial interest (unlimited
 authorization - no par) .......................................    $23,651,179
Accumulated net realized loss on investments ...................       (639,169)
Net unrealized appreciation of investments .....................        243,784
                                                                    -----------
Total net assets ...............................................    $23,255,794
                                                                    -----------
-------------------------
Summary of Abbreviations:
ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Indemnity Corporation
FNMA - Insured by the Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by the Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association

Net Asset Value and Offering Price per Share -
 Delaware Tax-Free New Mexico Fund
Net asset value A Class (A) ....................................         $10.69
Sales charge (3.75% of offering price or 3.93%
 of amount invested per share) (B) .............................           0.42
                                                                         ------
Offering price .................................................         $11.11
                                                                         ------
--------------
(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.
(B) See the current prospectus for purchases of $100,000 or more.


                             See accompanying notes

Statements of Operations

                                                        Delaware    Delaware     Delaware     Delaware     Delaware    Delaware
                                                        Tax-Free    Tax-Free     Tax-Free     Tax-Free     Tax-Free    Tax-Free
                                                        Arizona     Arizona     California   California    Colorado    New Mexico
Year Ended August 31, 2000                               Fund     Insured Fund     Fund      Insured Fund    Fund        Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
Interest ............................................  $1,414,307   $9,136,546   $2,425,250  $1,777,648  $20,369,226  $1,401,479
                                                       ----------   ----------   ----------  ----------  -----------  ----------
Expenses:
Management fees .....................................     123,690      783,612      223,821     151,118    1,798,384     124,068
Dividend disbursing and transfer agent fees
 and expenses .......................................      21,325      120,290       30,400      33,418      273,110      24,196
Distribution expense ................................     108,747      450,766      233,163     128,962      951,778      79,007
Registration fees ...................................       1,910        6,150        5,600       1,625        1,900       1,250
Reports and statements to shareholders ..............      15,800       61,572       15,431      22,550      162,348       4,103
Accounting and administration .......................       8,875       55,846       17,400      14,367      149,694       9,515
Professional fees ...................................       1,425       33,500       13,575      14,676       65,200         500
Custodian fees and expenses .........................       3,100       15,950        4,000       6,005       24,850       1,025
Trustees' fees ......................................         550        3,900          420       1,750       12,300         475
Taxes (other than taxes on income) ..................       3,751       14,638        4,349         600       48,392         735
Other ...............................................       2,802       51,338        8,242       7,551       40,374       1,934
                                                       ----------   ----------   ----------  ----------  -----------  ----------
                                                          291,975    1,597,562      556,401     382,622    3,528,330     246,808
Less expenses absorbed or waived ....................     (70,622)     (48,577)    (220,623)    (27,232)    (124,747)         --
Less expenses paid indirectly .......................        (517)      (3,602)        (935)       (695)      (7,515)       (519)
                                                       ----------   ----------   ----------  ----------  -----------  ----------
Total operating expenses (before interest expense) ..     220,836    1,545,383      334,843     354,695    3,396,068     246,289
Interest expense ....................................       3,461        7,842        1,424       2,201       33,609         402
                                                       ----------   ----------   ----------  ----------  -----------  ----------
Total expenses ......................................     224,297    1,553,225      336,267     356,896    3,429,677     246,691
                                                       ----------   ----------   ----------  ----------  -----------  ----------

Net Investment Income ...............................   1,190,010    7,583,321    2,088,983   1,420,752   16,939,549   1,154,788
                                                       ----------   ----------   ----------  ----------  -----------  ----------

Net Realized and Unrealized Gain
 (Loss) on Investments:
Net realized loss on investments ....................  (1,342,712)  (1,688,183)  (1,546,839)   (528,420)  (8,433,502)   (178,276)
Net change in unrealized appreciation/
 depreciation of investments ........................     624,003    1,805,686    1,323,475   1,133,654    2,477,316     (34,558)
                                                       ----------   ----------   ----------  ----------  -----------  ----------

Net Realized and Unrealized Gain (Loss)
 on Investments .....................................    (718,709)     117,503     (223,364)    605,234   (5,956,186)   (212,834)
                                                       ----------   ----------   ----------  ----------  -----------  ----------

Net Increase in Net Assets
 Resulting from Operations ..........................  $  471,301   $7,700,824   $1,865,619  $2,025,986  $10,983,363  $  941,954
                                                       ==========   ==========   ==========  ==========  ===========  ==========


                             See accompanying notes

Statements of Changes in Net Assets

                                                          Delaware Tax-Free        Delaware Tax-Free          Delaware Tax-Free
                                                            Arizona Fund          Arizona Insured Fund         California Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                              Year Ended              Year Ended                 Year Ended
                                                         8/31/00      8/31/99     8/31/00      8/31/99      8/31/00      8/31/99

Increase (Decrease) in Net Assets from Operations:
Net investment income ............................... $ 1,190,010  $ 1,018,076  $  7,583,321  $ 8,400,085  $ 2,088,983  $ 1,583,975
Net realized gain (loss) on investments .............  (1,342,712)     (29,459)   (1,688,183)   1,231,358   (1,546,839)    (153,896)
Net change in unrealized appreciation/depreciation
 of investments .....................................     624,003   (1,463,852)    1,805,686  (10,348,205)   1,323,475   (2,720,093)
                                                      -----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations ....................................     471,301     (475,235)    7,700,824     (716,762)   1,865,619   (1,290,014)
                                                      -----------------------------------------------------------------------------

Distributions to Shareholders from:
Net investment income:
  A Class ...........................................    (854,975)    (749,961)   (7,269,966)  (8,137,700)  (1,262,693)    (980,018)
  B Class ...........................................    (248,840)    (224,287)     (257,283)    (219,824)    (623,432)    (482,470)
  C Class ...........................................     (86,195)     (43,828)      (56,072)     (42,785)    (202,578)    (119,973)

Net realized gain on investments:
  A Class ...........................................          --     (131,098)           --           --           --      (33,213)
  B Class ...........................................          --      (51,618)           --           --           --      (21,093)
  C Class ...........................................          --       (6,493)           --           --           --       (3,610)
                                                      -----------------------------------------------------------------------------
                                                       (1,190,010)  (1,207,285)   (7,583,321)  (8,400,309)  (2,088,703)  (1,640,377)
                                                      -----------------------------------------------------------------------------

Capital Share Transactions:
Proceeds from shares sold:
  A Class ...........................................   5,722,220   11,402,727     5,866,309   13,298,123    9,028,276   16,534,979
  B Class ...........................................     746,582    1,743,609     1,114,572    2,565,318    3,063,764    7,123,662
  C Class ...........................................     208,973    1,548,540       320,457    1,011,175      724,203    5,165,216

Net asset value of shares issued upon reinvestment
 of distributions from net investment income and
 net realized gain on investments:
  A Class ...........................................     464,390      537,599     3,141,155    3,531,111      817,953      695,651
  B Class ...........................................     100,832      138,997       134,508      124,743      231,708      186,395
  C Class ...........................................      60,818       24,670        43,405       31,272      133,502       73,254
                                                      -----------------------------------------------------------------------------
                                                        7,303,815   15,396,142    10,620,406   20,561,742   13,999,406   29,779,157
                                                      -----------------------------------------------------------------------------

Cost of shares repurchased:
  A Class ........................................... (10,365,411)  (4,355,710)  (33,430,183) (21,041,194)  (9,518,846)  (2,615,126)
  B Class ...........................................  (1,749,909)    (473,276)     (714,763)  (1,098,285)  (2,437,781)  (1,691,031)
  C Class ...........................................    (305,596)    (146,074)     (423,190)    (219,748)  (1,720,135)    (556,491)
                                                      -----------------------------------------------------------------------------
                                                      (12,420,916)  (4,975,060)  (34,568,136) (22,359,227) (13,676,762)  (4,862,648)
                                                      -----------------------------------------------------------------------------

Increase (decrease) in net assets derived from
 capital share transactions .........................  (5,117,101)  10,421,082   (23,947,730)  (1,797,485)     322,644   24,916,509
                                                      -----------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets ...............  (5,835,810)   8,738,562   (23,830,227) (10,914,556)      99,560   21,986,118

Net Assets:
Beginning of period .................................  26,499,091   17,760,529   173,800,559  184,715,115   43,322,171   21,336,053
                                                      -----------------------------------------------------------------------------
End of period ....................................... $20,663,281  $26,499,091  $149,970,332 $173,800,559  $43,421,731  $43,322,171
                                                      =============================================================================

                             See accompanying notes

                                                          Delaware Tax-Free       Delaware Tax-Free           Delaware Tax-Free
                                                         California Insured Fund     Colorado Fund             New Mexico Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                               Year Ended              Year Ended                 Year Ended
                                                         8/31/00       8/31/99     8/31/00      8/31/99      8/31/00      8/31/99
Increase (Decrease) in Net Assets from Operations:
Net investment income ............................... $ 1,420,752  $ 1,532,885  $ 16,939,549 $ 18,008,626  $ 1,154,788  $ 1,133,406
Net realized gain (loss) on investments .............    (528,420)     224,505    (8,433,502)   2,194,583     (178,276)      79,785
Net change in unrealized appreciation/depreciation
 of investments .....................................   1,133,654   (2,466,054)    2,477,316  (26,520,859)     (34,558)  (1,525,343)
                                                      -----------  -----------  ------------ ------------  -----------  -----------
Net increase (decrease) in net assets resulting
 from operations ....................................   2,025,986     (708,664) $ 10,983,363   (6,317,650)     941,954     (312,152)
                                                      -----------  -----------  ------------ ------------  -----------  -----------
Distributions to Shareholders from:
Net investment income:
 A Class ............................................  (1,127,677)  (1,251,911)  (16,143,193) (17,362,714)  (1,020,460)  (1,030,059)
 B Class ............................................    (273,068)    (261,992)     (598,267)    (515,419)    (113,401)     (87,267)
 C Class ............................................     (20,007)     (18,982)     (198,089)    (130,493)     (20,927)     (16,080)

Net realized gain on investments:
 A Class ............................................          --           --            --           --           --           --
 B Class ............................................          --           --            --           --           --           --
 C Class ............................................          --           --            --           --           --           --
                                                      -----------  -----------  ------------ ------------  -----------  -----------
                                                       (1,420,752)  (1,532,885)  (16,939,549) (18,008,626)  (1,154,788)  (1,133,406)
                                                      -----------  -----------  ------------ ------------  -----------  -----------
Capital Share Transactions:
Proceeds from shares sold:
 A Class ............................................   3,966,821    3,134,581    19,934,266   40,867,433    2,393,351    3,548,401
 B Class ............................................     730,189    1,604,122     1,798,331    4,975,757      358,374    1,146,134
 C Class ............................................       1,914      165,394     1,229,615    3,101,825      214,002      127,550
Net asset value of shares issued upon reinvestment
 of distributions from net investment income and
 net realized gain on investments:
 A Class ............................................     446,507      475,385    10,169,104   11,025,848      522,534      529,912
 B Class ............................................     110,731       92,112       427,513      376,661       76,249       54,162
 C Class ............................................       4,636        4,050       153,885      102,368       17,375       15,431
                                                      -----------  -----------  ------------ ------------  -----------  -----------
                                                        5,260,798    5,475,644    33,712,714   60,449,892    3,581,885    5,421,590
                                                      -----------  -----------  ------------ ------------  -----------  -----------
Cost of shares repurchased:
 A Class ............................................  (6,054,532)  (5,406,160)  (58,213,012) (47,655,352)  (3,299,933)  (3,225,423)
 B Class ............................................  (1,114,561)  (1,228,041)   (2,109,558)  (1,657,829)    (493,958)    (212,757)
 C Class ............................................    (162,489)      (3,129)   (1,376,438)    (685,845)     (56,800)    (131,741)
                                                      -----------  -----------  ------------ ------------  -----------  -----------
                                                       (7,331,582)  (6,637,330)  (61,699,008) (49,999,026)  (3,850,691)  (3,569,921)
                                                      -----------  -----------  ------------ ------------  -----------  -----------

Increase (decrease) in net assets derived from
 capital share transactions .........................  (2,070,784)  (1,161,686)  (27,986,294)  10,450,866     (268,806)   1,851,669
                                                      -----------  -----------  ------------ ------------  -----------  -----------
Net Increase (Decrease) in Net Assets ...............  (1,465,550)  (3,403,235) ( 33,942,480) (13,875,410)    (481,640)     406,111

Net Assets:
Beginning of period .................................  32,221,567   35,624,802   356,045,981  369,921,391   23,737,434   23,331,323
                                                      -----------  -----------  ------------ ------------  -----------  -----------
End of period ....................................... $30,756,017  $32,221,567  $322,103,501 $356,045,981  $23,255,794  $23,737,434
                                                      ===========  ===========  ============ ============  ===========  ===========

                             See accompanying notes

Financial Highlights


Selected data for each share of the Fund outstanding
throughout each period were as follows:                                       Delaware Tax-Free Arizona Fund A Class
------------------------------------------------------------------------------------------------------------------------------------
                                                                Year       Year     Eight Months    Year        Year    Period From
                                                               Ended       Ended       Ended       Ended        Ended   3/2/95(2) to
                                                              8/31/00     8/31/99     8/31/98(1)  12/31/97(5)  12/31/96   12/31/95
Net asset value, beginning of period .....................    $10.450     $11.210      $11.140     $10.700      $10.750   $10.000

Income (loss) from investment operations:
  Net investment income ..................................      0.555       0.538        0.376       0.589        0.580     0.460
  Net realized and unrealized gain (loss)
    on investments .......................................     (0.200)     (0.645)       0.170       0.455       (0.010)    0.840
                                                              -------------------------------------------------------------------
  Total from investment operations .......................      0.355      (0.107)       0.546       1.044        0.570     1.300
                                                              -------------------------------------------------------------------
Less dividends and distributions:
  Dividends from net investment income ...................     (0.555)     (0.538)      (0.376)     (0.589)      (0.580)   (0.460)
  Distributions from net realized gain on investments ....         --      (0.115)      (0.100)     (0.015)      (0.040)   (0.090)
                                                              -------------------------------------------------------------------
  Total dividends and distributions ......................     (0.555)     (0.653)      (0.476)     (0.604)      (0.620)   (0.550)
                                                              -------------------------------------------------------------------

Net asset value, end of period ...........................    $10.250     $10.450      $11.210     $11.140      $10.700   $10.750
                                                              ===================================================================

Total return(3) ..........................................      3.68%      (1.09%)       4.99%      10.07%        5.48%    13.27%

Ratios and supplemental data:
  Net assets, end of period (000 omitted) ................    $13,873     $18,586      $12,177     $10,916       $9,755    $6,225
  Ratio of expenses to average net assets ................      0.75%       0.60%        0.49%       0.48%        0.46%     0.52%(4)
  Ratio of expenses to average net assets prior to
    expense limitation and expenses paid indirectly ......      1.06%       1.10%        1.07%       1.08%        1.25%     1.25%(4)
  Ratio of net investment income to
    average net assets ...................................      5.53%       4.88%        5.03%       5.42%        5.43%     5.19%(4)
  Ratio of net investment income to average
    net assets prior to expense limitation
    and expenses paid indirectly .........................      5.22%       4.38%        4.45%       4.82%        4.64%     4.46%(4)
  Portfolio turnover .....................................       115%         68%          96%         39%          70%       38%

-----------
(1) Ratios have been annualized and total return has not been annualized.
(2) Commencement of operations.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(4) Annualized.
(5) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.

                             See accompanying notes

Selected data for each share of the Fund outstanding
throughout each period were as follows:                                       Delaware Tax-Free Arizona Fund B Class
------------------------------------------------------------------------------------------------------------------------------------
                                                              Year       Year    Eight Months      Year        Year    Period From
                                                             Ended       Ended       Ended        Ended       Ended   6/29/95(2) to
                                                            8/31/00     8/31/99     8/31/98(1) 12/31/97(5)   12/31/96   12/31/95
Net asset value, beginning of period .....................  $10.450     $11.200      $11.140     $10.690      $10.740     $10.300

Income (loss) from investment operations:
  Net investment income ..................................    0.481       0.456        0.319       0.502        0.510       0.260
  Net realized and unrealized gain (loss)
    on investments .......................................   (0.210)     (0.635)       0.160       0.469       (0.010)      0.530
                                                            ---------------------------------------------------------------------
  Total from investment operations .......................    0.271      (0.179)       0.479       0.971        0.500       0.790
                                                            ---------------------------------------------------------------------
Less dividends and distributions:
  Dividends from net investment income ...................   (0.481)     (0.456)      (0.319)     (0.506)      (0.510)     (0.260)
  Distributions from net realized gain on investments ....       --      (0.115)      (0.100)     (0.015)      (0.040)     (0.090)
                                                            ---------------------------------------------------------------------
  Total dividends and distributions ......................   (0.481)     (0.571)      (0.419)     (0.521)      (0.550)     (0.350)
                                                            ---------------------------------------------------------------------

Net asset value, end of period ...........................  $10.240     $10.450      $11.200     $11.140      $10.690     $10.740
                                                            =====================================================================

Total return(3) ..........................................    2.82%      (1.74%)       4.38%       9.34%        4.84%       7.74%

Ratios and supplemental data:
  Net assets, end of period (000 omitted) ................   $4,911      $5,956       $4,952      $3,711       $3,491      $1,629
  Ratio of expenses to average net assets ................    1.50%       1.35%        1.23%       1.22%        1.11%       0.99%(4)
  Ratio of expenses to average net assets prior to
    expense limitation and expenses paid indirectly ......    1.81%       1.85%        1.81%       1.82%        2.00%       2.00%(4)
  Ratio of net investment income to
    average net assets ...................................    4.78%       4.13%        4.29%       4.68%        4.77%       4.60%(4)
  Ratio of net investment income to average
    net assets prior to expense limitation
    and expenses paid indirectly .........................    4.47%       3.63%        3.71%       4.08%        3.88%       3.59%(4)
  Portfolio turnover .....................................     115%         68%          96%         39%          70%         38%

--------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Commencement of operations.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(4) Annualized.
(5) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.



                             See accompanying notes

Selected data for each share of the Fund outstanding
throughout each period were as follows:                                       Delaware Tax-Free Arizona Fund C Class
------------------------------------------------------------------------------------------------------------------------------------
                                                              Year        Year    Eight Months     Year        Year     Period From
                                                             Ended       Ended       Ended        Ended       Ended    5/13/95(2) to
                                                            8/31/00     8/31/99    8/31/98(1)  12/31/97(5)   12/31/96    12/31/95
Net asset value, beginning of period .....................  $10.470     $11.230      $11.160     $10.710      $10.760     $10.200

Income (loss) from investment operations:
  Net investment income ..................................    0.478       0.456        0.313       0.534        0.500       0.300
  Net realized and unrealized gain (loss)
    on investments .......................................   (0.200)     (0.645)       0.176       0.437       (0.010)      0.650
                                                            ---------------------------------------------------------------------
  Total from investment operations .......................    0.278      (0.189)       0.489       0.971        0.490       0.950
                                                            ---------------------------------------------------------------------
Less dividends and distributions:
  Dividends from net investment income ...................   (0.478)     (0.456)      (0.319)     (0.506)      (0.500)     (0.300)
  Distributions from net realized gain on investments ....       --      (0.115)      (0.100)     (0.015)      (0.040)     (0.090)
                                                            ---------------------------------------------------------------------
  Total dividends and distributions ......................   (0.478)     (0.571)      (0.419)     (0.521)      (0.540)     (0.390)
                                                            ---------------------------------------------------------------------

Net asset value, end of period ...........................  $10.270     $10.470      $11.230     $11.160      $10.710     $10.760
                                                            =====================================================================

Total return(3) ..........................................    2.88%      (1.82%)       4.46%       9.32%        4.70%       9.43%

Ratios and supplemental data:
  Net assets, end of period (000 omitted) ................   $1,880      $1,957         $632        $332          $23         $27
  Ratio of expenses to average net assets ................    1.50%       1.35%        1.23%       1.23%        1.21%       1.20%(4)
  Ratio of expenses to average net assets prior to
    expense limitation and expenses paid indirectly ......    1.81%       1.85%        1.81%       1.83%        2.00%       2.00%(4)
  Ratio of net investment income to
    average net assets ...................................    4.78%       4.13%        4.29%       4.67%        4.68%       4.65%(4)
  Ratio of net investment income to average
    net assets prior to expense limitation
    and expenses paid indirectly .........................    4.47%       3.63%        3.71%       4.07%        3.89%       3.85%(4)
  Portfolio turnover .....................................     115%         68%          96%         39%          70%         38%

--------------
(1)  Ratios have been annualized and total return has not been annualized.
(2)  Commencement of operations.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(4)  Annualized.
(5) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.

                             See accompanying notes

Selected data for each share of the Fund outstanding
throughout each period were as follows:                                   Delaware Tax-Free Arizona Insured Fund A Class
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Year       Year    Eight Months     Year        Year         Year
                                                                Ended      Ended        Ended        Ended       Ended        Ended
                                                              8/31/00     8/31/99     8/31/98(1)  12/31/97(3)   12/31/96    12/31/95
Net asset value, beginning of period .......................  $10.990     $11.550      $11.470     $11.060      $11.150      $9.860

Income (loss) from investment operations:
  Net investment income ....................................    0.525       0.528        0.358       0.548        0.530       0.540
  Net realized and unrealized gain (loss)
    on investments .........................................    0.050      (0.560)       0.080       0.416       (0.090)      1.310
                                                              ---------------------------------------------------------------------
Total from investment operations ...........................    0.575      (0.032)       0.438       0.964        0.440       1.850
                                                              ---------------------------------------------------------------------
Less dividends and distributions:
  Dividends from net investment income .....................   (0.525)     (0.528)      (0.358)     (0.554)      (0.530)     (0.560)
  Distributions from net realized gain on investments ......       --          --           --          --           --          --
                                                              ---------------------------------------------------------------------
  Total dividends and distributions ........................   (0.525)     (0.528)      (0.358)     (0.554)      (0.530)     (0.560)
                                                              ---------------------------------------------------------------------

Net asset value, end of period .............................  $11.040     $10.990      $11.550     $11.470      $11.060     $11.150
                                                              =====================================================================

Total return(2) ............................................    5.47%      (0.36%)       3.88%       8.96%        4.09%      19.10%

Ratios and supplemental data:
  Net assets, end of period (000 omitted) .................. $142,018    $166,368     $179,306    $186,485     $209,258    $238,114
  Ratio of expenses to average net assets ..................    0.95%       0.91%        0.84%       0.84%        0.82%       0.69%
  Ratio of expenses to average net assets prior to
    expense limitation and expenses paid indirectly ........    0.98%       0.91%        0.91%       0.89%        0.95%       0.95%
  Ratio of net investment income to
    average net assets .....................................    4.88%       4.60%        4.68%       4.92%        4.89%       5.07%
  Ratio of net investment income to average
    net assets prior to expense limitation
    and expenses paid indirectly ...........................    4.85%       4.60%        4.61%       4.87%        4.76%       4.81%
  Portfolio turnover .......................................      50%         29%          21%         42%          42%         42%

--------------
(1)  Ratios have been annualized and total return has not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(3) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager. See accompanying notes

Selected data for each share of the Fund outstanding
throughout each period were as follows:                              Delaware Tax-Free Arizona Insured Fund B Class
------------------------------------------------------------------------------------------------------------------------------------
                                                              Year        Year     Eight Months   Year        Year      Period From
                                                             Ended       Ended        Ended       Ended       Ended    3/10/95(2) to
                                                            8/31/00     8/31/99     8/31/98(1) 12/31/97(5)   12/31/96     12/31/95
Net asset value, beginning of period .....................  $10.990     $11.550      $11.460     $11.050      $11.140     $10.440

Income (loss) from investment operations:
  Net investment income ..................................    0.444       0.441        0.300       0.455        0.450       0.380
  Net realized and unrealized gain (loss)
    on investments .......................................    0.050      (0.560)       0.091       0.414       (0.090)      0.690
                                                            ---------------------------------------------------------------------
  Total from investment operations .......................    0.494      (0.119)       0.391       0.869        0.360       1.070
                                                            ---------------------------------------------------------------------
Less dividends and distributions:
  Dividends from net investment income ...................   (0.444)     (0.441)      (0.301)     (0.459)      (0.450)     (0.370)
  Distributions from net realized gain on investments ....       --          --           --          --           --          --
                                                            ---------------------------------------------------------------------
  Total dividends and distributions ......................   (0.444)     (0.441)      (0.301)     (0.459)      (0.450)     (0.370)
                                                            ---------------------------------------------------------------------

Net asset value, end of period ...........................  $11.040     $10.990      $11.550     $11.460      $11.050     $11.140
                                                            =====================================================================

Total return(3) ..........................................    4.68%      (1.11%)       3.46%       8.06%        3.32%      10.36%

Ratios and supplemental data:
  Net assets, end of period (000 omitted) ................   $6,630      $6,059       $4,782      $3,657       $3,110      $2,048
  Ratio of expenses to average net assets ................    1.70%       1.66%        1.59%       1.65%        1.59%       1.33%(4)
  Ratio of expenses to average net assets prior to
    expense limitation and expenses paid indirectly ......    1.73%       1.66%        1.66%       1.70%        1.70%       1.60%(4)
  Ratio of net investment income to
    average net assets ...................................    4.13%       3.85%        3.93%       4.11%        4.11%       4.08%(4)
  Ratio of net investment income to average
    net assets prior to expense limitation
    and expenses paid indirectly .........................    4.10%       3.85%        3.86%       4.06%        4.00%       3.81%(4)
  Portfolio turnover .....................................      50%         29%          21%         42%          42%         42%

--------------
(1)  Ratios have been annualized and total return has not been annualized.
(2)  Commencement of operations.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(4)  Annualized.
(5) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.

                             See accompanying notes

Selected data for each share of the Fund outstanding
throughout each period were as follows:                                    Delaware Tax-Free Arizona Insured Fund C Class
------------------------------------------------------------------------------------------------------------------------------------
                                                                Year       Year      Eight Months   Year         Year        Year
                                                               Ended       Ended        Ended       Ended        Ended       Ended
                                                              8/31/00     8/31/99     8/31/98(1) 12/31/97(3)   12/31/96     12/31/95
Net asset value, beginning of period ....................     $10.990     $11.560      $11.470     $11.060      $11.150      $9.860

Income (loss) from investment operations:
 Net investment income ..................................       0.444       0.441        0.301       0.456        0.430       0.450
 Net realized and unrealized gain (loss)
  on investments ........................................       0.050      (0.570)       0.090       0.414       (0.090)      1.310
                                                              ---------------------------------------------------------------------
 Total from investment operations .......................       0.494      (0.129)       0.391       0.870        0.340       1.760
                                                              ---------------------------------------------------------------------

Less dividends and distributions:
 Dividends from net investment income ....................     (0.444)     (0.441)      (0.301)     (0.460)      (0.430)     (0.470)
 Distributions from net realized gain on investments .....         --          --           --          --           --          --
                                                              ---------------------------------------------------------------------
 Total dividends and distributions .......................     (0.444)     (0.441)      (0.301)     (0.460)      (0.430)     (0.470)
                                                              ---------------------------------------------------------------------

Net asset value, end of period ..........................     $11.040     $10.990      $11.560     $11.470      $11.060     $11.150
                                                              =====================================================================

Total return(2) ..........................................      4.68%      (1.20%)       3.46%       8.05%        3.18%      18.10%

Ratios and supplemental data:
 Net assets, end of period (000 omitted) .................     $1,322      $1,373         $627        $675         $554        $541
 Ratio of expenses to average net assets .................      1.70%       1.66%        1.59%       1.65%        1.70%       1.54%
 Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly ........      1.73%       1.66%        1.66%       1.70%        1.70%       1.69%
 Ratio of net investment income to
  average net assets .....................................      4.13%       3.85%        3.93%       4.11%        4.01%       4.18%
 Ratio of net investment income to average
  net assets prior to expense limitation
  and expenses paid indirectly ...........................      4.10%       3.85%        3.86%       4.06%        4.01%       4.03%
 Portfolio turnover ......................................        50%         29%          21%         42%          42%         42%

-----------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(3) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.

                             See accompanying notes

Selected data for each share of the Fund outstanding
throughout each period were as follows:                                    Delaware Tax-Free California Fund A Class
----------------------------------------------------------------------------------------------------------------------------------
                                                             Year        Year    Eight Months     Year         Year    Period From
                                                             Ended       Ended        Ended       Ended        Ended   3/2/95(2) to
                                                            8/31/00     8/31/99    8/31/98(1)  12/31/97(5)   12/31/96     12/31/95
Net asset value, beginning of period ....................   $10.490     $11.220      $11.050     $10.430      $10.640     $10.000

Income (loss) from investment operations:
 Net investment income ..................................     0.547       0.556        0.387       0.590        0.600       0.470
 Net realized and unrealized gain (loss)
  on investments ........................................    (0.060)     (0.709)       0.163       0.665       (0.180)      0.700
                                                            ---------------------------------------------------------------------
 Total from investment operations .......................     0.487      (0.153)       0.550       1.255        0.420       1.170
                                                            ---------------------------------------------------------------------

Less dividends and distributions:
 Dividends from net investment income ...................    (0.547)     (0.554)      (0.380)     (0.595)      (0.600)     (0.470)
 Distributions from net realized gain on investments ....        --      (0.023)          --      (0.040)      (0.030)     (0.060)
                                                            ---------------------------------------------------------------------
 Total dividends and distributions ......................    (0.547)     (0.577)      (0.380)     (0.635)      (0.630)     (0.530)
                                                            ---------------------------------------------------------------------

Net asset value, end of period ..........................   $10.430     $10.490      $11.220     $11.050      $10.430     $10.640
                                                            =====================================================================

Total return(3) .........................................     5.00%      (1.53%)       5.07%      12.43%        4.21%      11.97%

Ratios and supplemental data:
 Net assets, end of period (000 omitted) ................   $24,794     $24,515      $11,600      $4,385       $1,218      $1,012
 Ratio of expenses to average net assets ................     0.50%       0.33%        0.22%       0.13%        0.27%       0.46%(4)
 Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly .......     1.04%       0.97%        1.07%       1.19%        1.25%       1.22%(4)
 Ratio of net investment income to
  average net assets ....................................     5.46%       4.95%        5.00%       5.32%        5.71%       5.57%(4)
 Ratio of net investment income to average
  net assets prior to expense limitation
  and expenses paid indirectly ..........................     4.92%       4.31%        4.15%       4.26%        4.73%       4.81%(4)
 Portfolio turnover .....................................       82%        123%          62%         17%           8%         40%

------------------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Commencement of operations.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(4) Annualized.
(5) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.

                             See accompanying notes

Selected data for each share of the Fund outstanding
throughout each period were as follows:                                      Delaware Tax-Free California Fund B Class
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Year        Year     Eight Months    Year         Year     Period From
                                                             Ended       Ended        Ended       Ended        Ended   8/23/95(2) to
                                                            8/31/00     8/31/99     8/31/98(1) 12/31/97(5)    12/31/96    12/31/95
Net asset value, beginning of period ....................   $10.520     $11.260      $11.080     $10.440      $10.650      $9.960

Income (loss) from investment operations:
 Net investment income ..................................     0.473       0.470        0.319       0.520        0.560       0.200
 Net realized and unrealized gain (loss)
  on investments ........................................    (0.060)     (0.717)       0.186       0.688       (0.180)      0.740
                                                            ---------------------------------------------------------------------
 Total from investment operations .......................     0.413      (0.247)       0.505       1.208        0.380       0.940
                                                            ---------------------------------------------------------------------

Less dividends and distributions:
 Dividends from net investment income ...................    (0.473)     (0.470)      (0.325)     (0.528)      (0.560)     (0.190)
 Distributions from net realized gain on investments ....        --      (0.023)          --      (0.040)      (0.030)     (0.060)
                                                            ---------------------------------------------------------------------
 Total dividends and distributions ......................    (0.473)     (0.493)      (0.325)     (0.568)      (0.590)     (0.250)
                                                            ---------------------------------------------------------------------

Net asset value, end of period ..........................   $10.460     $10.520      $11.260     $11.080      $10.440     $10.650
                                                            =====================================================================

Total return(3) .........................................     4.31%      (2.35%)       4.62%      11.91%        3.77%       9.52%

Ratios and supplemental data:
 Net assets, end of period (000 omitted) ................   $14,449     $13,676       $8,962      $5,576         $660        $128
 Ratio of expenses to average net assets ................     1.25%       1.08%        0.97%       0.80%        0.50%       0.60%(4)
 Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly .......     1.79%       1.72%        1.82%       1.86%        2.00%       1.93%(4)
 Ratio of net investment income to
  average net assets ....................................     4.71%       4.20%        4.27%       4.65%        5.34%       5.33%(4)
 Ratio of net investment income to average
  net assets prior to expense limitation
  and expenses paid indirectly ..........................     4.17%       3.56%        3.42%       3.59%        3.84%       4.00%(4)
Portfolio turnover ......................................       82%        123%          62%         17%           8%         40%

---------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Commencement of operations.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(4) Annualized.
(5) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.


                             See accompanying notes

Selected data for each share of the Fund outstanding
throughout each period were as follows:                                   Delaware Tax-Free California Fund C Class
-------------------------------------------------------------------------------------------------------------------------
                                                               Year        Year     Eight Months    Year     Period From
                                                               Ended       Ended       Ended        Ended    4/9/96(2) to
                                                              8/31/00     8/31/99    8/31/98(1)  12/31/97(5)   12/31/96
Net asset value, beginning of period .....................    $10.500     $11.230      $11.050     $10.420      $10.070

Income (loss) from investment operations:
 Net investment income ...................................      0.472       0.470        0.335       0.487        0.370
 Net realized and unrealized gain (loss)
  on investments .........................................     (0.060)     (0.707)       0.170       0.696        0.380
                                                              ---------------------------------------------------------
 Total from investment operations ........................      0.412      (0.237)       0.505       1.183        0.750
                                                              ---------------------------------------------------------

Less dividends and distributions:
 Dividends from net investment income ....................     (0.472)     (0.470)      (0.325)     (0.513)      (0.370)
 Distributions from net realized gain on investments               --      (0.023)          --      (0.040)      (0.030)
                                                              ---------------------------------------------------------
 Total dividends and distributions .......................     (0.472)     (0.493)      (0.325)     (0.553)      (0.400)
                                                              ---------------------------------------------------------

Net asset value, end of period ...........................    $10.440     $10.500      $11.230     $11.050      $10.420
                                                              =========================================================

Total return(3) ..........................................      4.22%      (2.26%)       4.64%      11.69%        7.58%

Ratios and supplemental data:
 Net assets, end of period (000 omitted) .................     $4,179      $5,132         $774        $109          $94
 Ratio of expenses to average net assets .................      1.25%       1.08%        0.97%       0.87%        0.78%(4)
 Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly ........      1.79%       1.72%        1.82%       1.93%        2.00%(4)
 Ratio of net investment income to
  average net assets .....................................      4.71%       4.20%        4.27%       4.58%        5.13%(4)
 Ratio of net investment income to average
  net assets prior to expense limitation
  and expenses paid indirectly ...........................      4.17%       3.56%        3.42%       3.52%        3.91%(4)
 Portfolio turnover ......................................        82%        123%          62%         17%           8%

------------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Commencement of operations.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(4) Annualized.
(5) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.

                             See accompanying notes

Selected data for each share of the Fund outstanding
throughout each period were as follows:                                 Delaware Tax-Free California Insured Fund A Class
------------------------------------------------------------------------------------------------------------------------------------
                                                               Year        Year     Eight Months    Year        Year         Year
                                                               Ended       Ended        Ended       Ended       Ended        Ended
                                                              8/31/00     8/31/99     8/31/98(1) 12/31/97(3)   12/31/96     12/31/95
Net asset value, beginning of period ....................     $10.430     $11.130      $10.980     $10.500      $10.650      $9.330

Income (loss) from investment operations:
 Net investment income ..................................       0.500       0.497        0.345       0.513        0.520       0.530
 Net realized and unrealized gain (loss)
  on investments ........................................       0.210      (0.700)       0.150       0.486       (0.150)      1.340
                                                              ---------------------------------------------------------------------
 Total from investment operations .......................       0.710      (0.203)       0.495       0.999        0.370       1.870
                                                              ---------------------------------------------------------------------
Less dividends and distributions:
 Dividends from net investment income ...................      (0.500)     (0.497)      (0.345)     (0.519)      (0.520)     (0.550)
 Distributions from net realized gain on investments ....          --          --           --          --           --          --
                                                              ---------------------------------------------------------------------
 Total dividends and distributions ......................      (0.500)     (0.497)      (0.345)     (0.519)      (0.520)     (0.550)
                                                              ---------------------------------------------------------------------

Net asset value, end of period ..........................     $10.640     $10.430      $11.130     $10.980      $10.500     $10.650
                                                              =====================================================================

Total return(2) .........................................       7.10%      (1.97%)       4.58%       9.78%        3.63%      20.51%

Ratios and supplemental data:
 Net assets, end of period (000 omitted) ................     $23,877     $25,042      $28,577     $26,923      $30,551     $33,860
 Ratio of expenses to average net assets ................       1.00%       0.99%        0.94%       0.99%        0.82%       0.70%
 Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly .......       1.09%       1.10%        0.94%       1.02%        1.01%       1.02%
 Ratio of net investment income to
  average net assets ....................................       4.87%       4.51%        4.69%       4.85%        5.05%       5.23%
 Ratio of net investment income to average
  net assets prior to expense limitation
  and expenses paid indirectly ..........................       4.78%       4.40%        4.69%       4.82%        4.86%       4.91%
Portfolio turnover ......................................         91%        114%          44%         63%          55%        107%

-----------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(3) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.

                             See accompanying notes

Selected data for each share of the Fund outstanding
throughout each period were as follows:                                  Delaware Tax-Free California Insured Fund B Class
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Year       Year     Eight Months    Year        Year         Year
                                                                Ended      Ended        Ended       Ended       Ended         Ended
                                                               8/31/00    8/31/99     8/31/98(1) 12/31/97(3)   12/31/96     12/31/95
Net asset value, beginning of period ......................   $10.430     $11.130      $10.990     $10.500      $10.650      $9.330

Income (loss) from investment operations:
  Net investment income ...................................     0.423       0.414        0.290       0.457        0.480       0.500
  Net realized and unrealized gain (loss)
    on investments ........................................     0.210      (0.700)       0.140       0.495       (0.150)      1.330
                                                              ---------------------------------------------------------------------
  Total from investment operations ........................     0.633      (0.286)       0.430       0.952        0.330       1.830
                                                              ---------------------------------------------------------------------
Less dividends and distributions:
  Dividends from net investment income ....................    (0.423)     (0.414)      (0.290)     (0.462)      (0.480)     (0.510)
  Distributions from net realized gain on investments .....        --          --           --          --           --          --
                                                              ---------------------------------------------------------------------
  Total dividends and distributions .......................    (0.423)     (0.414)      (0.290)     (0.462)      (0.480)     (0.510)
                                                              ---------------------------------------------------------------------

Net asset value, end of period ............................   $10.640     $10.430      $11.130     $10.990      $10.500     $10.650
                                                              =====================================================================

Total return(2) ...........................................     6.30%      (2.70%)       3.96%       9.29%        3.22%      20.01%

Ratios and supplemental data:
  Net assets, end of period (000 omitted) .................    $6,440      $6,588       $6,588      $6,629       $6,717      $6,029
  Ratio of expenses to average net assets .................     1.75%       1.74%        1.69%       1.53%        1.21%       1.10%
  Ratio of expenses to average net assets prior to
    expense limitation and expenses paid indirectly .......     1.84%       1.85%        1.69%       1.56%        1.76%       1.75%
  Ratio of net investment income to
    average net assets ....................................     4.12%       3.76%        3.94%       4.31%        4.64%       4.75%
  Ratio of net investment income to average
    net assets prior to expense limitation
    and expenses paid indirectly ..........................     4.03%       3.65%        3.94%       4.28%        4.09%       4.10%
  Portfolio turnover ......................................       91%        114%          44%         63%          55%        107%

--------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(3) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.

                             See accompanying notes

Selected data for each share of the Fund outstanding
throughout each period were as follows:                                  Delaware Tax-Free California Insured Fund C Class
------------------------------------------------------------------------------------------------------------------------------------
                                                              Year       Year    Eight Months    Year          Year     Period From
                                                             Ended      Ended        Ended      Ended          Ended   4/12/95(2) to
                                                            8/31/00    8/31/99     8/31/98(1) 12/31/97(5)    12/31/96    12/31/95
Net asset value, beginning of period ....................  $10.390     $11.090      $10.940     $10.460      $10.650     $10.190

Income (loss) from investment operations:
  Net investment income .................................    0.423       0.414        0.289       0.485        0.440       0.250
  Net realized and unrealized gain (loss)
    on investments ......................................    0.210      (0.700)       0.151       0.432       (0.190)      0.530
                                                           ---------------------------------------------------------------------
  Total from investment operations ......................    0.633      (0.286)       0.440       0.917        0.250       0.780
                                                           ---------------------------------------------------------------------
Less dividends and distributions:
  Dividends from net investment income ..................   (0.423)     (0.414)      (0.290)     (0.437)      (0.440)     (0.320)
  Distributions from net realized gain on investments ...       --          --           --          --           --          --
                                                           ---------------------------------------------------------------------
Total dividends and distributions .......................   (0.423)     (0.414)      (0.290)     (0.437)      (0.440)     (0.320)
                                                           ---------------------------------------------------------------------

Net asset value, end of period ..........................  $10.600     $10.390      $11.090     $10.940      $10.460     $10.650
                                                           =====================================================================

Total return(3) .........................................    6.32%      (2.70%)       4.08%       8.98%        2.47%       7.77%

Ratios and supplemental data:
  Net assets, end of period (000 omitted) ...............     $439        $592         $461        $476          $55         $53
  Ratio of expenses to average net assets ...............    1.75%       1.74%        1.69%       1.71%        1.58%       1.53%(4)
  Ratio of expenses to average net assets prior to
    expense limitation and expenses paid indirectly .....    1.84%       1.85%        1.69%       1.74%        1.77%       1.77%(4)
  Ratio of net investment income to
    average net assets ..................................    4.12%       3.76%        3.94%       4.13%        4.02%       4.25%(4)
  Ratio of net investment income to average
    net assets prior to expense limitation
    and expenses paid indirectly ........................    4.03%       3.65%        3.94%       4.10%        3.83%       4.01%(4)
  Portfolio turnover ....................................      91%        114%          44%         63%          55%        107%

--------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Commencement of operations.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(4) Annualized.
(5) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.

                             See accompanying notes

Selected data for each share of the Fund outstanding
throughout each period were as follows:                                      Delaware Tax-Free Colorado Fund A Class
------------------------------------------------------------------------------------------------------------------------------------
                                                              Year        Year     Eight Months    Year          Year         Year
                                                              Ended       Ended        Ended       Ended        Ended         Ended
                                                             8/31/00     8/31/99     8/31/98(1)  12/31/97(3)   12/31/96     12/31/95
Net asset value, beginning of period ......................  $10.780     $11.510      $11.380     $10.780      $10.900      $9.530

Income (loss) from investment operations:
  Net investment income ...................................    0.543       0.552        0.376       0.574        0.560       0.540
  Net realized and unrealized gain (loss)
    on investments ........................................   (0.150)     (0.730)       0.130       0.618       (0.130)      1.380
                                                             ---------------------------------------------------------------------
  Total from investment operations ........................    0.393      (0.178)       0.506       1.192        0.430       1.920
                                                             ---------------------------------------------------------------------
Less dividends and distributions:
  Dividends from net investment income ....................   (0.543)     (0.552)      (0.376)     (0.592)      (0.550)     (0.550)
  Distributions from net realized gain on investments .....       --          --           --          --           --          --
                                                             ---------------------------------------------------------------------
  Total dividends and distributions .......................   (0.543)     (0.552)      (0.376)     (0.592)      (0.550)     (0.550)
                                                             ---------------------------------------------------------------------

Net asset value, end of period ............................  $10.630     $10.780      $11.510     $11.380      $10.780     $10.900
                                                             =====================================================================

Total return(2) ...........................................    3.89%      (1.69%)       4.51%      11.40%        4.08%      20.54%

Ratios and supplemental data:
  Net assets, end of period (000 omitted) ................. $304,409    $338,184     $357,127    $357,993     $358,328    $392,815
  Ratio of expenses to average net assets .................    1.00%       0.91%        0.83%       0.81%        0.78%       0.76%
  Ratio of expenses to average net assets prior to
    expense limitation and expenses paid indirectly .......    1.04%       0.91%        0.92%       0.86%        0.91%       0.93%
  Ratio of net investment income to
    average net assets ....................................    5.22%       4.86%        4.93%       5.25%        5.27%       5.18%
  Ratio of net investment income to average
    net assets prior to expense limitation
    and expenses paid indirectly ..........................    5.18%       4.86%        4.84%       5.20%        5.14%       5.01%
  Portfolio turnover ......................................      53%         55%          36%         54%          40%         82%

--------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(3) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.

                             See accompanying notes

Selected data for each share of the Fund outstanding
throughout each period were as follows:                                         Delaware Tax-Free Colorado Fund B Class
------------------------------------------------------------------------------------------------------------------------------------
                                                              Year        Year     Eight Months    Year        Year     Period From
                                                             Ended       Ended        Ended       Ended        Ended   3/22/95(2) to
                                                            8/31/00     8/31/99     8/31/98(1) 12/31/97(5)   12/31/96     12/31/95
Net asset value, beginning of period .....................  $10.790     $11.510      $11.380     $10.780      $10.900     $10.250

Income (loss) from investment operations:
  Net investment income ..................................    0.463       0.466        0.319       0.483        0.470       0.350
  Net realized and unrealized gain (loss)
    on investments .......................................   (0.160)     (0.719)       0.130       0.616       (0.130)      0.650
                                                            ---------------------------------------------------------------------
  Total from investment operations .......................    0.303      (0.253)       0.449       1.099        0.340       1.000
                                                            ---------------------------------------------------------------------
Less dividends and distributions:
  Dividends from net investment income ...................   (0.463)     (0.467)      (0.319)     (0.499)      (0.460)     (0.350)
  Distributions from net realized gain on investments ....       --          --           --          --           --          --
                                                            ---------------------------------------------------------------------
  Total dividends and distributions ......................   (0.463)     (0.467)      (0.319)     (0.499)      (0.460)     (0.350)
                                                            ---------------------------------------------------------------------

Net asset value, end of period ...........................  $10.630     $10.790      $11.510     $11.380      $10.780     $10.900
                                                            =====================================================================

Total return(3) ..........................................    3.00%      (2.34%)       3.99%      10.47%        3.25%       9.96%

Ratios and supplemental data:
  Net assets, end of period (000 omitted) ................  $13,441     $13,530      $10,726      $7,798       $4,172      $1,643
  Ratio of expenses to average net assets ................    1.75%       1.66%        1.58%       1.62%        1.58%       1.39%(4)
  Ratio of expenses to average net assets prior to
    expense limitation and expenses paid indirectly ......    1.79%       1.66%        1.67%       1.67%        1.65%       1.60%(4)
  Ratio of net investment income to
    average net assets ...................................    4.47%       4.11%        4.18%       4.44%        4.45%       3.96%(4)
  Ratio of net investment income to average
    net assets prior to expense limitation
    and expenses paid indirectly .........................    4.43%       4.11%        4.09%       4.39%        4.38%       3.75%(4)
  Portfolio turnover .....................................      53%         55%          36%         54%          40%         82%

--------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Commencement of operations.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(4) Annualized.
(5) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.

                             See accompanying notes

Selected data for each share of the Fund outstanding
throughout each period were as follows:                                      Delaware Tax-Free Colorado Fund C Class
------------------------------------------------------------------------------------------------------------------------------------
                                                                Year        Year    Eight Months     Year        Year        Year
                                                               Ended       Ended        Ended       Ended        Ended       Ended
                                                              8/31/00     8/31/99     8/31/98(1) 12/31/97(3)   12/31/96     12/31/95
Net asset value, beginning of period ......................   $10.790     $11.520      $11.380     $10.780      $10.900      $9.530

Income (loss) from investment operations:
  Net investment income ...................................     0.465       0.463        0.319       0.484        0.460       0.450
  Net realized and unrealized gain (loss)
    on investments ........................................    (0.150)     (0.726)       0.140       0.615       (0.130)      1.370
                                                              ---------------------------------------------------------------------
  Total from investment operations ........................     0.315      (0.263)       0.459       1.099        0.330       1.820
                                                              ---------------------------------------------------------------------
Less dividends and distributions:
  Dividends from net investment income ....................    (0.465)     (0.467)      (0.319)     (0.499)      (0.450)     (0.450)
  Distributions from net realized gain on investments .....        --          --           --          --           --          --
                                                              ---------------------------------------------------------------------
  Total dividends and distributions .......................    (0.465)     (0.467)      (0.319)     (0.499)      (0.450)     (0.450)
                                                              ---------------------------------------------------------------------

Net asset value, end of period ............................   $10.640     $10.790      $11.520     $11.380      $10.780     $10.900
                                                              =====================================================================

Total return(2) ...........................................     3.11%      (2.42%)       4.08%      10.47%        3.17%      19.44%

Ratios and supplemental data:
  Net assets, end of period (000 omitted) .................    $4,254      $4,332       $2,068      $1,697       $1,522      $1,042
  Ratio of expenses to average net assets .................     1.75%       1.66%        1.58%       1.64%        1.66%       1.66%
  Ratio of expenses to average net assets prior to
    expense limitation and expenses paid indirectly .......     1.79%       1.66%        1.67%       1.69%        1.66%       1.66%
  Ratio of net investment income to
    average net assets ....................................     4.47%       4.11%        4.18%       4.42%        4.40%       4.20%
  Ratio of net investment income to average
    net assets prior to expense limitation
    and expenses paid indirectly ..........................     4.43%       4.11%        4.09%       4.37%        4.40%       4.20%
  Portfolio turnover ......................................       53%         55%          36%         54%          40%         82%

--------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(3) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.

                             See accompanying notes

Selected data for each share of the Fund outstanding
throughout each period were as follows:                                      Delaware Tax-Free New Mexico Fund A Class
------------------------------------------------------------------------------------------------------------------------------------
                                                                Year       Year     Eight Months    Year        Year          Year
                                                               Ended       Ended       Ended        Ended       Ended        Ended
                                                              8/31/00     8/31/99     8/31/98(1)  12/31/97(3)  12/31/96     12/31/95
Net asset value, beginning of period ....................     $10.790     $11.450      $11.280     $10.790      $10.890      $9.590

Income (loss) from investment operations:
 Net investment income ..................................       0.546       0.537        0.364       0.547        0.540       0.520
 Net realized and unrealized gain (loss)
  on investments ........................................      (0.100)     (0.660)       0.171       0.503       (0.110)      1.330
                                                              ----------------------------------------------------------------------
 Total from investment operations .......................       0.446      (0.123)       0.535       1.050        0.430       1.850
                                                              ----------------------------------------------------------------------
Less dividends and distributions:
 Dividends from net investment income ...................      (0.546)     (0.537)      (0.365)     (0.560)      (0.530)     (0.550)
 Distributions from net realized gain on investments ....         --          --           --          --           --          --
                                                              ----------------------------------------------------------------------
 Total dividends and distributions ......................      (0.546)     (0.537)      (0.365)     (0.560)      (0.530)     (0.550)
                                                              ----------------------------------------------------------------------
Net asset value, end of period ..........................     $10.690     $10.790      $11.450     $11.280      $10.790     $10.890
                                                              ======================================================================
Total return(2) .........................................       4.36%      (1.17%)       4.81%      10.01%        4.13%      19.64%
Ratios and supplemental data:
 Net assets, end of period (000 omitted) ................     $20,162     $20,732      $21,155     $18,959      $20,133     $21,402
 Ratio of expenses to average net assets ................       0.99%       0.99%        1.00%       0.99%        0.88%       0.87%
 Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly .......       0.99%       1.01%        1.15%       1.04%        1.07%       1.09%
 Ratio of net investment income to
  average net assets ....................................       5.22%       4.75%        4.81%       5.00%        5.06%       5.07%
 Ratio of net investment income to average
  net assets prior to expense limitation
  and expenses paid indirectly ..........................       5.22%       4.73%        4.66%       4.95%        4.87%       4.85%
 Portfolio turnover .....................................         33%         37%          20%         28%          42%         55%
---------------

(1) Ratios have been annualized and total return has not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(3) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.

                             See accompanying notes

Selected data for each share of the Fund outstanding
throughout each period were as follows:                                      Delaware Tax-Free New Mexico Fund B Class
-----------------------------------------------------------------------------------------------------------------------------------
                                                               Year       Year      Eight Months    Year        Year        Year
                                                              Ended       Ended        Ended       Ended        Ended       Ended
                                                             8/31/00     8/31/99     8/31/98(1)  12/31/97(3)   12/31/96    12/31/95
Net asset value, beginning of period .....................    $10.800    $11.460       $11.290     $10.790      $10.890      $9.590

Income (loss) from investment operations:
 Net investment income ...................................      0.468       0.453        0.309       0.465        0.460       0.460
 Net realized and unrealized gain (loss)
  on investments .........................................     (0.100)     (0.661)       0.169       0.508       (0.110)      1.320
                                                             ----------------------------------------------------------------------
 Total from investment operations ........................      0.368      (0.208)       0.478       0.973        0.350       1.780
                                                             ----------------------------------------------------------------------
Less dividends and distributions:
 Dividends from net investment income ....................     (0.468)     (0.452)      (0.308)     (0.473)      (0.450)     (0.480)
 Distributions from net realized gain on investments .....         --         --           --          --           --          --
                                                             ----------------------------------------------------------------------
 Total dividends and distributions .......................     (0.468)     (0.452)      (0.308)     (0.473)      (0.450)     (0.480)
                                                             ----------------------------------------------------------------------
Net asset value, end of period ...........................    $10.700     $10.800      $11.460     $11.290      $10.790     $10.890
                                                             ======================================================================
Total return(2) ..........................................      3.59%      (1.91%)       4.29%       9.24%        3.39%      18.84%
Ratios and supplemental data:
 Net assets, end of period (000 omitted) .................     $2,539      $2,624       $1,782      $1,065         $794        $605
 Ratio of expenses to average net assets .................      1.74%       1.74%        1.75%       1.76%        1.61%       1.53%
 Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly ........      1.74%       1.76%        1.90%       1.81%        1.82%       1.83%
 Ratio of net investment income to
  average net assets .....................................      4.47%       4.00%        4.06%       4.23%        4.31%       4.33%
 Ratio of net investment income to average
  net assets prior to expense limitation
  and expenses paid indirectly ...........................      4.47%       3.98%        3.91%       4.18%        4.10%       4.03%
 Portfolio turnover ......................................        33%         37%          20%         28%          42%         55%

----------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(3) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.


                             See accompanying notes
48

Selected data for each share of the Fund outstanding
throughout each period were as follows:                                Delaware Tax-Free New Mexico Fund C Class
--------------------------------------------------------------------------------------------------------------------------

                                                               Year        Year    Eight Months     Year      Period From
                                                               Ended       Ended       Ended        Ended     5/7/96(2) to
                                                              8/31/00     8/31/99     8/31/98(1)   12/31/97(5)  12/31/96

Net asset value, beginning of period ........................ $10.790     $11.460      $11.280     $10.790      $10.410
Income (loss) from investment operations:
 Net investment income ......................................   0.469       0.452        0.305       0.459        0.280
 Net realized and unrealized gain (loss) on investments .....  (0.090)     (0.670)       0.183       0.495        0.370
                                                             -------------------------------------------------------------
 Total from investment operations ...........................   0.379      (0.218)       0.488       0.954        0.650
                                                             -------------------------------------------------------------

Less dividends and distributions:
 Dividends from net investment income .......................  (0.469)     (0.452)      (0.308)     (0.464)      (0.270)
 Distributions from net realized gain on investments ........      --          --           --          --           --
                                                             -------------------------------------------------------------
 Total dividends and distributions ..........................  (0.469)     (0.452)      (0.308)     (0.464)      (0.270)
                                                             -------------------------------------------------------------

Net asset value, end of period .............................. $10.700     $10.790      $11.460     $11.280      $10.790
                                                             =============================================================

Total return(3) .............................................   3.70%      (1.99%)       4.38%       9.06%        6.30%
Ratios and supplemental data:
 Net assets, end of period (000 omitted) ....................    $555        $381         $394        $315         $341
 Ratio of expenses to average net assets ....................   1.74%       1.74%        1.75%       1.84%        1.74%(4)
 Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly ...................   1.74%       1.76%        1.90%       1.89%        1.83%(4)
 Ratio of net investment income to average net assets .......   4.47%       4.00%        4.06%       4.15%        4.21%(4)
 Ratio of net investment income to average net assets prior to
  expense limitation and expenses paid indirectly ...........   4.47%       3.98%        3.91%       4.10%        4.12%(4)
 Portfolio turnover .........................................     33%         37%          20%         28%          42%


----------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Commencement of operations.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(4) Annualized.
(5) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.

                             See accompanying notes

Notes to Financial Statements



August 31, 2000
--------------------------------------------------------------------------------

Delaware Tax-Free Arizona Fund and Delaware Tax-Free California Fund are series within the Voyageur Mutual Funds, which is organized as a Delaware business trust. Delaware Tax-Free Arizona Insured Fund is a series of the Voyageur Insured Funds, which is organized as a Delaware business trust. Delaware Tax-Free Colorado Fund is a series of the Voyageur Mutual Funds II, which is organized as a Delaware business trust. Delaware Tax-Free California Insured Fund and Delaware Tax-Free New Mexico Fund are series within the Voyageur Investment Trust, which is organized as a Massachusetts business trust. Each series is referred to as a "Fund" or collectively as the "Funds" and are registered as non-diversified, open-end management investment companies under the Investment Company Act of 1940, as amended. The Funds offer three classes of shares. The A Class carries a front-end sales charge of 3.75%. The B Class carries a back-end deferred sales charge. The C Class carries a level load deferred sales charge.

Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund and Delaware Tax-Free New Mexico Fund seek a high level of current income free from both federal and state income taxes by investing primarily in investment grade municipal bonds. Delaware Tax-Free Arizona Insured Fund and Delaware Tax-Free California Insured Fund seek a high level of current income free from both federal and state income taxes with the added safety of an insured portfolio by investing in insured municipal bonds.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Funds.

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Funds' Board of Trustees.

Federal Income Taxes - Each Fund intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Original issue discounts and market premiums are amortized to interest income over the lives of the respective securities. The Funds declare dividends from net investment income daily and pay them monthly. Capital gains, if any, are distributed annually.

--------------------------------------------------------------------------------
1. Significant Accounting Policies (continued)
Certain expenses of the Funds are paid through commission arrangements with brokers. These transactions are done subject to best execution. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "Expenses paid indirectly". The amount of these expenses for the year ended August 31, 2000 were:

Delaware     Delaware       Delaware        Delaware       Delaware    Delaware
Tax-Free     Tax-Free       Tax-Free        Tax-Free       Tax-Free    Tax-Free
Arizona   Arizona Insured  California  California Insured  Colorado   New Mexico
 Fund          Fund          Fund             Fund          Fund         Fund
--------------------------------------------------------------------------------
 $517         $3,602         $935             $695         $7,515        $519

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, each fund pays Delaware Management Company (DMC), the Investment Manager of the Funds, an annual fee which is calculated daily based on the net assets of each fund. The following are the management fees as a percentage of average daily net assets for each respective fund:

                                               Delaware    Delaware       Delaware         Delaware      Delaware     Delaware
                                               Tax-Free    Tax-Free       Tax-Free         Tax-Free      Tax-Free     Tax-Free
                                               Arizona  Arizona Insured  California   California Insured  Colorado   New Mexico
                                                 Fund        Fund            Fund            Fund          Fund        Fund
------------------------------------------------------------------------------------------------------------------------------
On the first $500 million .................     0.550%       0.500%         0.550%          0.500%        0.550%      0.550%
On the next $500 million ..................     0.500%       0.475%         0.500%          0.475%        0.500%      0.500%
On the next $1.5 billion ..................     0.450%       0.450%         0.450%          0.450%        0.450%      0.450%
In excess of $2.5 billion .................     0.425%       0.425%         0.425%          0.425%        0.425%      0.425%

DMC has elected to waive its fees and reimburse each Fund to the extent that annual operating expenses, exclusive of taxes, interest, brokerage commissions, extraordinary expenses and distribution expenses, exceed the following percentages of average daily net assets through October 31, 2001.

The waiver rates are as follows:

                                                 Delaware      Delaware      Delaware         Delaware       Delaware     Delaware
                                                 Tax-Free      Tax-Free      Tax-Free         Tax-Free       Tax-Free     Tax-Free
                                                 Arizona   Arizona Insured  California   California Insured  Colorado    New Mexico
                                                   Fund          Fund          Fund             Fund           Fund         Fund
                                                 ----------------------------------------------------------------------------------
Operating expense limitation as a
   percentage of average daily net
   assets (per annum) ...........................  0.50%         0.70%        0.25%             0.75%          0.75%        0.75%

The Funds have engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Funds pay DSC a monthly fee based on number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

Pursuant to the Distribution Agreement, each Fund pays Delaware Distributors, L.P. (DDLP), the Distributor and an affiliate of DMC, an annual fee not to exceed 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the B and C Classes.

At August 31, 2000, the Funds had liabilities payable to affiliates as follows:

                                                 Delaware      Delaware      Delaware         Delaware       Delaware     Delaware
                                                 Tax-Free      Tax-Free      Tax-Free         Tax-Free       Tax-Free     Tax-Free
                                                 Arizona   Arizona Insured  California   California Insured  Colorado    New Mexico
                                                   Fund          Fund          Fund             Fund           Fund         Fund
                                                 ----------------------------------------------------------------------------------
Investment management fees payable to DMC .....   $3,664        $5,967         $384            $7,980          $--        $2,677

Dividend disbursing, transfer agent fees,
   accounting fees and other expenses
   payable to DSC .............................    2,960        17,459        5,171             3,970         37,900       3,310

Other expenses payable
   to DMC and affiliates ......................    2,932        22,910        6,079             4,472         45,563       3,375


--------------------------------------------------------------------------------
2. Investment Management and Other Transactions with Affiliates (continued)
For the year ended August 31, 2000, DDLP earned commissions on sales of the Fund A Class shares for each Fund as follows:

                        Delaware      Delaware      Delaware         Delaware       Delaware     Delaware
                        Tax-Free      Tax-Free      Tax-Free         Tax-Free       Tax-Free     Tax-Free
                        Arizona   Arizona Insured  California   California Insured  Colorado    New Mexico
                          Fund          Fund          Fund             Fund           Fund         Fund
                        -----------------------------------------------------------------------------------
                         $5,884        $23,990      $3,370            $1,639        $49,658       $6,133

Certain officers of DMC, DSC and DDLP are officers, trustees and/or employees of the Funds. These officers, trustees and employees are paid no compensation by the Funds.

3. Investments
During the year ended August 31, 2000, the Funds made purchases and sales of investment securities other than temporary cash investments as follows:

                                                 Delaware      Delaware      Delaware         Delaware       Delaware     Delaware
                                                 Tax-Free      Tax-Free      Tax-Free         Tax-Free       Tax-Free     Tax-Free
                                                 Arizona   Arizona Insured  California   California Insured  Colorado    New Mexico
                                                   Fund          Fund          Fund             Fund           Fund         Fund
                                                -----------------------------------------------------------------------------------
Purchases ....................................  $25,572,317   $77,728,492  $32,833,265      $27,636,317    $169,917,673  $7,463,987
Sales ........................................   31,550,728   102,288,319   33,481,679       29,734,439     191,771,170   7,790,371

At August 31, 2000, the aggregate cost of securities and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

                                                 Delaware      Delaware      Delaware         Delaware       Delaware     Delaware
                                                 Tax-Free      Tax-Free      Tax-Free         Tax-Free       Tax-Free     Tax-Free
                                                 Arizona   Arizona Insured  California   California Insured  Colorado    New Mexico
                                                   Fund          Fund          Fund             Fund           Fund         Fund
                                                -----------------------------------------------------------------------------------
Cost of investments .........................   $19,576,338  $142,407,197  $43,802,800      $29,971,569    $314,100,274 $23,221,871
                                                ===================================================================================
Aggregate unrealized
  appreciation ..............................      $395,168    $6,200,899     $846,554       $1,487,718     $10,373,731    $793,418

Aggregate unrealized
  depreciation ..............................      (400,839)     (283,289)  (1,570,057)         (36,450)     (5,947,489)   (549,634)
                                                -----------------------------------------------------------------------------------
Net unrealized
appreciation
(depreciation) ..............................   $    (5,671)  $ 5,917,610   $ (723,503)     $ 1,451,268     $ 4,426,242  $  243,784
                                                ====================================================================================

For federal income tax purposes, each Fund had accumulated capital losses at August 31, 2000 as following:

                                                 Delaware      Delaware      Delaware         Delaware       Delaware     Delaware
                                                 Tax-Free      Tax-Free      Tax-Free         Tax-Free       Tax-Free     Tax-Free
                                                 Arizona   Arizona Insured  California   California Insured  Colorado    New Mexico
                                                   Fund          Fund          Fund             Fund           Fund         Fund
                                                -----------------------------------------------------------------------------------
Expires 2002 ................................    $     --     $       --      $    --          $    --      $      --     $161,295
Expires 2003 ................................          --      1,513,303           --          197,188         48,864      277,128
Expires 2004 ................................          --             --           --               --        832,567       22,469
Expires 2005 ................................          --             --           --               --             --           --
Expires 2008 ................................     245,089        367,818      338,639          528,420      1,340,059       33,736
                                                -----------------------------------------------------------------------------------
                                                 $245,089     $1,881,121     $338,639         $725,608     $2,221,490     $494,628
                                                ===================================================================================

--------------------------------------------------------------------------------
4. Capital Shares
Transactions in capital shares were as follows:

                                                          Delaware                Delaware                        Delaware
                                                          Tax-Free                 Tax-Free                       Tax-Free
                                                       Arizona Fund           Arizona Insured Fund            California Fund
                                               ----------------------------------------------------------------------------------
                                                        Year Ended                Year Ended                     Year Ended
                                                 8/31/00        8/31/99      8/31/00       8/31/99         8/31/00       08/31/99
Shares sold:
  A Class ..................................     571,748      1,047,440      544,323      1,153,449        908,359      1,479,618
  B Class ..................................      74,510        158,996      103,352        224,304        302,707        638,576
  C Class ..................................      20,825        141,433       30,072         87,589         72,260        463,063
Shares issued upon reinvestment
  of distributions from net
  investment income and net
  realized gain on investments:
  A Class ..................................      46,388         49,046      292,070        308,344         81,604         62,783
  B Class ..................................      10,083         12,651       12,506         10,909         23,059         16,717
  C Class ..................................       6,072          2,263        4,035          2,747         13,324          6,677
                                               ----------------------------------------------------------------------------------
                                                 729,626      1,411,829      986,358      1,787,342      1,401,313      2,667,434
                                               ----------------------------------------------------------------------------------
Shares repurchased:
  A Class ..................................  (1,042,053)      (405,027)  (3,112,680)    (1,836,808)      (950,088)      (238,419)
  B Class ..................................    (175,018)       (43,718)     (66,828)       (97,602)      (244,931)      (151,565)
  C Class ..................................     (30,684)       (13,128)     (39,302)       (19,695)      (174,116)       (49,887)
                                               ----------------------------------------------------------------------------------
                                              (1,247,755)      (461,873)  (3,218,810)    (1,954,105)    (1,369,135)      (439,871)
                                               ----------------------------------------------------------------------------------
Net increase (decrease) ....................    (518,129)       949,956   (2,232,452)      (166,763)        32,178      2,227,563
                                               ==================================================================================

                                                         Delaware                 Delaware                       Delaware
                                                         Tax-Free                 Tax-Free                       Tax-Free
                                                  California Insured Fund       Colorado Fund                 New Mexico Fund
                                               ----------------------------------------------------------------------------------
                                                        Year Ended                Year Ended                     Year Ended
                                                 8/31/00        8/31/99      8/31/00       8/31/99         8/31/00       08/31/99
Shares sold:
  A Class ..................................     389,603        282,890    1,908,179      3,566,953        228,081        314,287
  B Class ..................................      71,114        145,203      171,990        436,017         33,833        101,556
  C Class ..................................         184         15,326      116,757        272,821         20,322         11,230
Shares issued upon reinvestment
  of distributions from net
  investment income and net
  realized gain on investments:
  A Class ..................................      43,544         43,195      979,140        970,397         49,825         46,834
  B Class ..................................      10,794          8,368       41,166         33,206          7,272          4,816
  C Class ..................................         454            371       14,818          9,040          1,659          1,367
                                                ---------------------------------------------------------------------------------
                                                 515,693        495,353    3,232,050      5,288,434        340,992        480,090
                                                ---------------------------------------------------------------------------------
Shares repurchased:
  A Class ..................................    (591,059)      (491,489)  (5,610,279)    (4,197,362)      (314,321)      (286,039)
  B Class ..................................    (108,561)      (113,530)    (203,526)      (146,477)       (46,921)       (18,826)
  C Class ..................................     (16,137)          (283)    (133,099)       (60,096)        (5,467)       (11,640)
                                                ---------------------------------------------------------------------------------
                                                (715,757)      (605,302)  (5,946,904)    (4,403,935)      (366,709)      (316,505)
                                                ---------------------------------------------------------------------------------
Net increase (decrease) ....................    (200,064)      (109,949)  (2,714,854)       884,499        (25,717)       163,585
                                                =================================================================================

--------------------------------------------------------------------------------
5. Lines of Credit
The Fund(s), along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $375,400,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each funds' allocation of the entire facility. The Participants may borrow up to one third of their net assets under the agreement.

The Fund(s) had no amounts outstanding at August 31, 2000, or at any time during the period.

6. Credit and Market Risk
The Funds concentrate their investments in securities mainly issued by each specific state's municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

7. Tax Information (Unaudited)
The information set forth below is for each Fund's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes is sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended August 31, 2000, each Fund designates as long-term capital gains, ordinary income, and tax-exempt distributions paid during the year as follows:

                                                    (A)                          (B)
                                         Long-Term Capital Gains           Ordinary Income
Fund                                    Distributions (Tax Basis)      Distributions (Tax Basis)
--------------------------------        -------------------------      -------------------------
Tax-Free Arizona Fund                                --                          --
Tax-Free Arizona Insured Fund                        --                          --
Tax-Free California Fund                             --                          --
Tax-Free California Insured Fund                     --                          --
Tax-Free Colorado Fund                               --                          --
Tax-Free New Mexico Fund                             --                          --

                                                (C)                           (D)
                                             Tax-Exempt               Total Distributions
Fund                                   Distributions (Tax Basis)           (Tax Basis)
--------------------------------       -------------------------      -------------------
Tax-Free Arizona Fund                           100%                          100%
Tax-Free Arizona Insured Fund                   100%                          100%
Tax-Free California Fund                        100%                          100%
Tax-Free California Insured Fund                100%                          100%
Tax-Free Colorado Fund                          100%                          100%
Tax-Free New Mexico Fund                        100%                          100%

----------------------
Items (A), (B) and (C) are based on a percentage of the Fund's total distributions.

Report of Independent Auditors

Voyageur Mutual Funds - Delaware Tax-Free Arizona Fund
Voyageur Insured Funds - Delaware Tax-Free Arizona Insured Fund
Voyageur Mutual Funds - Delaware Tax-Free California Fund
Voyageur Investment Trust - Delaware Tax-Free California Insured Fund Voyageur Mutual Funds II - Delaware Tax-Free Colorado Fund
Voyageur Investment Trust - Delaware Tax-Free New Mexico Fund

We have audited the accompanying statements of net assets of Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Delaware Tax-Free California Insured Fund, Delaware Tax-Free Colorado Fund, and Delaware Tax-Free New Mexico Fund (the "Funds") and the statement of assets and liabilities of Delaware Tax-Free Arizona Fund as of August 31, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented from January 1, 1997 through August 31, 2000. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented through December 31, 1996 were audited by other auditors whose reports thereon dated February 14, 1997 expressed unqualified opinions on such financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above listed funds at August 31, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods presented from January 1, 1997 through August 31, 2000, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
October 6, 2000

                      This page intentionally left blank.

DELAWARE INVESTMENTS FAMILY OF FUNDS
====================================

Complete information on any fund offered by Delaware Investments can be found in each fund's current prospectus. Prospectuses for all funds offered by Delaware Investments are available from your financial adviser. Please read the prospectus carefully before you invest or send money.

Growth of Capital                   International and Global           Tax-Exempt Income
  o Technology and                    o Emerging Markets Fund            o National High-Yield
     Innovation Fund                  o New Pacific Fund                    Municipal Bond Fund
  o Select Growth Fund                o Overseas Equity Fund             o Tax-Free USA Fund
  o Trend Fund                        o International Equity Fund        o Tax-Free Insured Fund
  o Growth Opportunities              o Global Equity Fund               o Tax-Free USA
     Fund*                            o Global Bond Fund                    Intermediate Fund
  o Small Cap Value Fund                                                 o State Tax-Free Funds**
  o U.S. Growth Fund                Current Income
  o Tax-Efficient Equity Fund         o Delchester Fund                Stability of Principal
  o Social Awareness Fund             o High-Yield                       o Cash Reserve
                                         Opportunities Fund              o Tax-Free Money Fund
Total Return                          o Strategic Income Fund
  o Blue Chip Fund                    o Corporate Bond Fund            Asset Allocation
  o Devon Fund                        o Extended Duration                o Foundation Funds
  o Growth and Income Fund               Bond Fund                          Growth Portfolio
  o Decatur Equity                    o American Government                 Balanced Portfolio
     Income Fund                         Bond Fund                          Income Portfolio
  o REIT Fund                         o U.S. Government
  o Balanced Fund                        Securities Fund
                                      o Limited-Term
                                         Government Fund


 * Formerly known as DelCap Fund.

** Available for the following states: Arizona, California, Colorado, Florida,
   Idaho, Iowa, Kansas, Minnesota, Missouri, Montana, North Dakota, New Jersey, New Mexico, New York, Ohio, Oregon, Pennsylvania and Wisconsin. Insured and intermediate bond funds are available in selected states.

DELAWARE(SM)
INVESTMENTS
----------------------
Philadelphia o London
                                                     For Shareholders
                                                     1.800.523.1918

                                                     For Securities Dealers
                                                     1.800.362.7500

                                                     For Financial Institutions
                                                     Representatives Only
                                                     1.800.659.2265

                                                     www.delawareinvestments.com

This annual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Delaware Tax-Free California Insured Fund, Delaware Tax-Free Colorado Fund and Delaware Tax-Free New Mexico Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current Prospectus for these Funds and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives and operating policies of each Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

BOARD OF TRUSTEES                              Charles E. Peck                            Investment Manager
                                               Retired                                    Delaware Management Company
Wayne A. Stork                                 Fredericksburg, VA                         Philadelphia, PA
Chairman
Delaware Investments Family of Funds           Janet L. Yeomans                           International Affiliate
Philadelphia, PA                               Vice President and Treasurer               Delaware International Advisers Ltd.
                                               3M Corporation                             London, England
Walter P. Babich                               St. Paul, MN
Board Chairman                                                                            National Distributor
Citadel Constructors, Inc.                     AFFILIATED OFFICERS                        Delaware Distributors, L.P.
King of Prussia, PA                                                                       Philadelphia, PA
                                               Charles E. Haldeman, Jr.
David K. Downes                                President and Chief Executive Officer      Shareholder Servicing, Dividend
President and Chief Executive Officer          Delaware Management Holdings, Inc.         Disbursing and Transfer Agent
Delaware Investments Family of Funds           Philadelphia, PA                           Delaware Service Company, Inc.
Philadelphia, PA                                                                          Philadelphia, PA
                                               Richard J. Flannery
John H. Durham                                 Executive Vice President                   1818 Market Street
Private Investor                               and General Counsel                        Philadelphia, PA 19103-3682
Horsham, PA                                    Delaware Investments Family of Funds
                                               Philadelphia, PA
Anthony D. Knerr
Consultant, Anthony Knerr & Associates         Bruce D. Barton
New York, NY                                   President and Chief Executive Officer
                                               Delaware Distributors, L.P.
Ann R. Leven                                   Philadelphia, PA
Former Treasurer, National Gallery of Art
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN



(3870)                                                        Printed in the USA
AR-WEST [08/00] PPL 10/00                                                (J6385)